                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
DISCIPLINED INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE DISCIPLINED
INTERNATIONAL EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Investments in Securities...........     14

Financial Statements................     23

Notes to Financial Statements.......     29

Proxy Voting........................     47

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

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 2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource Disciplined International Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.

COUNTRY BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

UNITED KINGDOM                   NETHERLANDS          JAPAN            FRANCE            GERMANY          AUSTRALIA
--------------                   -----------          -----            ------            -------          ---------
20.3                                12.50             10.30             9.70              7.60              6.50

OTHER(1)
--------------
33.10


(1) Includes United States 4.9%, Sweden 4.5%, Italy 3.5%, Spain 2.8%, Hong Kong 2.2%, Switzerland 2.2%, Norway 1.8%, Belgium 1.7%, Finland 1.7%, Singapore 1.5%, Denmark 0.8%, Austria 0.5%, Portugal 0.2%, Bermuda 0.1%, Greece 0.1%, Ireland 0.1% and Cash & Cash Equivalents 4.5%.

TOP TEN HOLDINGS

Percentage of portfolio assets

iShares MSCI Emerging Markets Index
   Fund (United States)               4.4%
Royal Dutch Shell Series A
   (Netherlands)                      4.3%
ABN AMRO Holding (Netherlands)        2.8%
Vodafone Group (United Kingdom)       2.7%
DaimlerChrysler (Germany)             2.2%
Eni (Italy)                           1.9%
Honda Motor (Japan)                   1.8%
BNP Paribas (France)                  1.7%
Arcelor Mittal (Netherlands)          1.7%
Hitachi (Japan)                       1.4%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

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  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)

STYLE
VALUE     BLEND    GROWTH
            X            LARGE
                         MEDIUM    SIZE
                         SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
Dimitris Bertsimas,               14
   Ph.D.
Alexander Sauer-Budge,             4
   Ph.D.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                        --          05/18/06
Class B                        --          05/18/06
Class C                        --          05/18/06
Class I                     RSDIX          05/18/06
Class R4(1)                    --          05/18/06
Class W                     RDIWX          12/01/06
(1) Effective Dec. 11, 2006, Class Y was renamed Class
    R4.
Total net assets                        $242.5 million
Number of holdings                              253

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 4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource Disciplined International Equity Fund      +17.02

MSCI EAFE Index                                        +15.68

Lipper International Large-Cap Core Funds Index        +15.91

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios on non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 10 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.92%                        1.50%
Class B                                           2.69%                        2.27%
Class C                                           2.69%                        2.27%
Class I                                           1.57%                        1.15%
Class R4(b)                                       1.75%                        1.33%
Class W(c)                                        1.92%                        1.50%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.27% for Class B, 2.27% for Class C, 1.15% for Class I, 1.33% for Class R4 and 1.50% for Class W.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c) Inception date for Class W is Dec. 1, 2006, expenses are based on estimated amounts for the current fiscal year.

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  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                   SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   INCEPTION
 Class A (inception 5/18/06)          +17.02%     +24.78%
 Class B (inception 5/18/06)          +16.48%     +23.81%
 Class C (inception 5/18/06)          +16.50%     +23.83%
 Class I (inception 5/18/06)          +17.16%     +25.05%
 Class R4** (inception 5/18/06)       +16.99%     +24.87%
 Class W (inception 12/1/06)             N/A      +13.49%*

WITH SALES CHARGE
 Class A (inception 5/18/06)          +10.30%     +17.60%
 Class B (inception 5/18/06)          +11.48%     +18.81%
 Class C (inception 5/18/06)          +15.50%     +22.83%

AT MARCH 31, 2007
                                                   SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   INCEPTION
 Class A (inception 5/18/06)          +18.02%     +20.07%
 Class B (inception 5/18/06)          +17.67%     +19.33%
 Class C (inception 5/18/06)          +17.69%     +19.35%
 Class I (inception 5/18/06)          +18.28%     +20.33%
 Class R4** (inception 5/18/06)       +18.22%     +20.27%
 Class W (inception 12/1/06)             N/A       +9.30%*

WITH SALES CHARGE
 Class A (inception 5/18/06)          +11.23%     +13.16%
 Class B (inception 5/18/06)          +12.67%     +14.33%
 Class C (inception 5/18/06)          +16.69%     +18.35%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

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 6 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Dimitris Bertsimas and Alexander Sauer-Budge for RiverSource Disciplined International Equity Fund discuss the Fund's results and positioning for the six months ended April 30, 2007.

At April 30, 2007, approximately 65% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Disciplined International Equity Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 37, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined International Equity Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 34.

Q: How did RiverSource Disciplined International Equity Fund perform during the six months ended April 30, 2007?

A: RiverSource Disciplined International Equity Fund's Class A shares increased
   17.02% (excluding sales charge) during the six months ended April 30, 2007. The Fund outperformed its benchmark, the Morgan Stanley Capital International EAFE Index (MSCI Index), which increased 15.68%. The Fund also outperformed the Lipper International Large-Cap Core Funds Index, which increased 15.91%, representing the Fund's peer groups, during the same period.

   DURING THE REPORTING PERIOD, ALL THREE QUANTITATIVE MODELS OUTPERFORMED THE MSCI INDEX, LED BY THE MOMENTUM MODEL.


Q: What factors most significantly affected the Fund's performance?

A: The Fund's performance was driven primarily by the performance of the three quantitative investment models -- momentum, value and quality-adjusted value -- we employ in selecting stocks for the Fund's portfolio. The three models choose the international stocks for the portfolio, and we then weight the stocks chosen. During the reporting period, all three quantitative models outperformed the MSCI Index, led by the momentum model. We believe the

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  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   style diversification provided by the three very different quantitative models may be a significant investment advantage.

   - The momentum model is designed to single out groups of companies that appear to be having improving prospects based on the pattern of stock returns observed over history.

   - The value model is designed to select undervalued stocks based on proprietary estimates of future corporate earnings.

   - The quality-adjusted value model is designed to select undervalued securities by adjusting the valuations of stocks to take into account each stock's historical earnings stability and debt load.

   In seeking to manage risk associated with international equity investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors, including country, region, industry, sector, market capitalization and portfolio turnover. We also use quantitative asset allocation models to determine the mix between developed international markets and emerging markets, and our tactical allocations to emerging markets were an important contributing factor to the Fund's results. The Fund's exposure to emerging markets shifted from approximately 10% of Fund net assets at the start of the period to 0% and then to about 5% of Fund net assets by the end of April. Both the allocation to emerging markets and the timing of weighting changes added value to the Fund for the period as a whole. Throughout the period, we used these and other techniques to seek to reduce the expected risk of the portfolio and to avoid large deviations from the MSCI Index.

   From a sector perspective, stock selection in the consumer discretionary and industrials sectors contributed positively as did a greater-than-MSCI Index exposure to consumer discretionary stocks. Having only a modest allocation to the strongly performing consumer staples sector detracted from performance, despite strong stock selection within the sector. Stock selection in health care also hurt the Fund's results.

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 8 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Regionally, a significant allocation to and effective stock selection within Europe excluding UK particularly boosted performance. Within Europe, significant allocations to and effective stock selection within the Netherlands and France helped most. While the Fund's stock selection was also strong in Switzerland, this was more than offset by the detracting effect of the Fund's modest exposure to the strongly performing Swiss equity market. The Fund's position in Japan also hurt performance in spite of the Fund's prudently modest allocation and positive stock selection. Japan was one of the worst performing constituents in the MSCI Index during the period, and thus any allocation at all detracted from Fund results. From a market capitalization perspective, the Fund's mid-cap stocks helped its performance, while stock selection within the large-cap segment of the market detracted.

   Individual stocks that contributed most to the Fund's return were Dutch bank ABN-AMRO, a quality model selection; German auto manufacturers DaimlerChrysler and Volkswagen, the former selected by both the quality and value models, the latter selected by all three quantitative models; Dutch steel producer Arcelor Mittal, selected by both the momentum and quality models; and French tire manufacturer Michelin, selected by all three quantitative models.

   Stocks that detracted from the Fund's results most were Japanese commercial bank Shinsei Bank, selected by both the quality and value models; Japanese steel producer Nippon Steel, selected by the momentum model; Japanese electric appliances manufacturer SANYO Electric, selected by the quality model; U.K. diversified metals producer Rio Tinto, selected by all three quantitative models; and French insurance and financial services giant AXA, selected by the quality model.

Q: What changes did you make to the Fund's portfolio during the period?

A: As a result of consistent application of our disciplined investment process, the Fund's significant allocations to materials and energy decreased. The Fund's sizable position in Europe excluding the U.K. increased further, and its modest position in Japan was made even smaller. Finally, the Fund's emphasis on mid-cap and small-cap stocks was lessened and its exposure to large-cap stocks remained modest compared to the MSCI Index but was increased.

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  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   WE BELIEVE THAT THE COMBINATION OF OUR THREE WELL-TESTED QUANTITATIVE MODELS SHOULD HELP US DELIVER VALUE RELATIVE TO THE MSCI INDEX OVER EXTENDED PERIODS OF TIME.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: We believe our consistent use of multiple investment disciplines serves the Fund well in all investment environments over the long term, and the diversified portfolio is well positioned for any potential market conditions.

   Employing style diversification remains a critical advantage to the Fund. We believe that the combination of our three well-tested quantitative models should help us deliver value relative to the MSCI Index over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to managing risk in the portfolio. We will continue our strategy of monitoring weightings as a risk control, so that no individual security, industry, sector, country or region becomes too large within the Fund's portfolio. We also intend to continue to employ the macroscopic aspects of our rigorous risk controls, including constraints on market capitalization, price, quality, turnover, transaction costs and more, as we seek to maintain the high quality of the Fund's portfolio.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

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 10 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  11

                                                                              DIRECT AND
                                                                DIRECT         INDIRECT
                              BEGINNING         ENDING         EXPENSES        EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     PAID DURING
                            NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   THE PERIOD(B)
 Class A
   Actual(c)                   $1,000         $1,170.20         $ 7.64          $  7.75
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.75         $ 7.10          $  7.20
 Class B
   Actual(c)                   $1,000         $1,164.80         $12.08          $ 12.18
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.64         $11.23          $ 11.33
 Class C
   Actual(c)                   $1,000         $1,165.00         $12.02          $ 12.13
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.69         $11.18          $ 11.28
 Class I
   Actual(c)                   $1,000         $1,171.60         $ 6.25          $  6.35
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.04         $ 5.81          $  5.91
 Class R4
   Actual(c)                   $1,000         $1,169.90         $ 7.26(d)       $  7.37
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.10         $ 6.76(d)       $  6.86
 Class W
   Actual(e)                      N/A               N/A            N/A              N/A
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.26         $ 7.60          $  7.70

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 12 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

ANNUALIZED EXPENSE RATIOS

                                               FUND'S       ACQUIRED FUND
                                             ANNUALIZED       FEES AND      NET FUND
                                            EXPENSE RATIO     EXPENSES      EXPENSES
 Class A                                       1.42%            .02%         1.44%
 Class B                                       2.25%            .02%         2.27%
 Class C                                       2.24%            .02%         2.26%
 Class I                                       1.16%            .02%         1.18%
 Class R4                                      1.35%            .02%         1.37%
 Class W                                       1.52%            .02%         1.54%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended April 30, 2007: +17.02% for Class A, +16.48% for Class B, +16.50% for Class C, +17.16% for Class I and +16.99% for Class R4.
(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those presented in the table above.
(e) The actual values and expenses paid are not presented because Class W does not have a full six months of history. The inception date of Class W is Dec. 1, 2006.

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 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  13

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (90.7%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (6.2%)
AIRLINES (0.2%)
Qantas Airways                                      128,752                $565,567
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.6%)
CSL                                                  21,395               1,541,027
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Brambles                                             28,404(b)              309,830
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Telstra                                             248,582                 960,260
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Woolworths                                           46,036               1,078,159
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                                  42,825               1,085,943
-----------------------------------------------------------------------------------

METALS & MINING (1.7%)
BlueScope Steel                                      67,678                 671,931
Rio Tinto                                            10,745                 733,769
Zinifex                                             175,963               2,403,144
                                                                    ---------------
Total                                                                     3,808,844
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REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
Centro Properties Group                              63,491                 491,247
DB RREEF Trust                                      558,575                 831,417
Macquarie Goodman Group                              57,025                 334,444
Mirvac Group                                         56,697                 246,163
Stockland                                           106,208                 756,199
Westfield Group                                      63,562               1,100,470
                                                                    ---------------
Total                                                                     3,759,940
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Lend Lease                                           14,436                 237,839
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Toll Holdings                                        54,885                 999,625
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (CONT.)

TRANSPORTATION INFRASTRUCTURE (0.3%)
Macquarie Airports                                   96,945                $319,348
Macquarie Infrastructure Group                       97,532                 305,638
                                                                    ---------------
Total                                                                       624,986
-----------------------------------------------------------------------------------

AUSTRIA (0.5%)
COMMERCIAL BANKS (0.1%)
Raiffeisen Intl Bank Holding                          1,085                 149,891
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
voestalpine                                           7,678                 515,696
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.1%)
OMV                                                   4,668                 295,428
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
IMMOFINANZ                                           11,252(b)              182,875
-----------------------------------------------------------------------------------

BELGIUM (1.6%)
CHEMICALS (0.1%)
Solvay                                                1,114                 176,347
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Dexia                                                20,021                 652,945
KBC Groep                                            10,238               1,354,383
                                                                    ---------------
Total                                                                     2,007,328
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Fortis                                                3,326                 149,450
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Belgacom                                             29,657               1,303,333
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Delhaize Group                                        2,472                 237,317
-----------------------------------------------------------------------------------

BERMUDA (0.1%)
OIL, GAS & CONSUMABLE FUELS
Frontline                                             4,000                 149,724
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
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 14 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DENMARK (0.8%)
BEVERAGES (0.1%)
Carlsberg Series B                                    2,425                $271,693
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Danske Bank                                          13,700                 639,976
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Vestas Wind Systems                                   6,300(b)              407,462
-----------------------------------------------------------------------------------

MARINE (0.2%)
AP Moller-Maersk                                         47                 530,990
-----------------------------------------------------------------------------------

FINLAND (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Elisa Series A                                        5,285                 153,773
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Kesko Series B                                        3,257                 225,940
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
Sampo Series A                                       35,841               1,116,491
-----------------------------------------------------------------------------------

METALS & MINING (0.1%)
Outokumpu                                             7,464                 247,986
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Neste Oil                                            14,845                 524,080
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Stora Enso Series R                                  68,299               1,246,195
UPM-Kymmene                                          18,073                 445,367
                                                                    ---------------
Total                                                                     1,691,562
-----------------------------------------------------------------------------------

FRANCE (9.3%)
AIRLINES (0.4%)
Air France-KLM                                       16,977                 865,734
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Michelin Series B                                    16,954               2,159,860
Valeo                                                 5,158                 296,321
                                                                    ---------------
Total                                                                     2,456,181
-----------------------------------------------------------------------------------

AUTOMOBILES (1.4%)
Peugeot                                              15,445               1,253,020
Renault                                              16,502               2,141,973
                                                                    ---------------
Total                                                                     3,394,993
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Compagnie de
 Saint-Gobain                                         5,239                 559,358
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

COMMERCIAL BANKS (2.7%)
BNP Paribas                                          34,396              $3,989,867
Credit Agricole                                      48,735               2,051,973
Societe Generale                                      2,663                 564,292
                                                                    ---------------
Total                                                                     6,606,132
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
VINCI                                                 4,080                 656,210
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Lafarge                                               2,311                 375,144
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
France Telecom                                       32,979                 964,274
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
ALSTOM                                                1,813(b)              269,541
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Carrefour                                             7,371                 566,481
Casino Guichard Perrachon                             2,920                 313,653
                                                                    ---------------
Total                                                                       880,134
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Groupe Danone                                         4,499                 739,644
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Accor                                                 6,085                 573,098
Sodexho Alliance                                      5,735                 454,527
                                                                    ---------------
Total                                                                     1,027,625
-----------------------------------------------------------------------------------

INSURANCE (0.1%)
CNP Assurances                                        2,454                 312,798
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
PPR                                                   1,160                 201,573
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
SUEZ                                                 15,685                 893,811
Veolia Environnement                                  1,909                 157,537
                                                                    ---------------
Total                                                                     1,051,348
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Klepierre                                             1,168                 225,211
Unibail                                               3,514                 973,934
                                                                    ---------------
Total                                                                     1,199,145
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Bouygues                                             12,972              $1,033,512
-----------------------------------------------------------------------------------

GERMANY (6.7%)
AIRLINES (0.2%)
Deutsche Lufthansa                                   13,040                 389,024
-----------------------------------------------------------------------------------

AUTOMOBILES (2.8%)
DaimlerChrysler                                      61,695               4,987,867
Volkswagen                                           12,282               1,854,217
                                                                    ---------------
Total                                                                     6,842,084
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
BASF                                                  6,980                 832,703
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                                       5,709               1,338,243
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Deutsche Telekom                                    183,133               3,351,847
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
TUI                                                  16,338                 448,530
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
MAN                                                   7,265                 967,601
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Salzgitter                                            3,109                 510,987
ThyssenKrupp                                         16,870                 900,911
                                                                    ---------------
Total                                                                     1,411,898
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
RWE                                                   3,400                 359,301
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
Infineon Technologies                                16,035(b)              248,937
-----------------------------------------------------------------------------------

GREECE (0.1%)
COMMERCIAL BANKS
Piraeus Bank                                          8,592                 311,323
-----------------------------------------------------------------------------------

HONG KONG (2.1%)
AIRLINES (0.1%)
Cathay Pacific Airways                               55,000                 142,226
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Bank of East Asia                                   101,585                 623,512
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

DISTRIBUTORS (0.1%)
Li & Fung                                           114,000                $354,179
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Hong Kong Exchanges and Clearing                     44,500                 423,946
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
CLP Holdings                                         82,000                 598,965
HongKong Electric Holdings                          263,000               1,315,870
                                                                    ---------------
Total                                                                     1,914,835
-----------------------------------------------------------------------------------

MARINE (0.2%)
Orient Overseas Intl                                 46,500                 393,215
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Hang Lung Properties                                104,000                 308,091
Henderson Land Development                           39,000                 233,060
Swire Pacific Series A                               23,500                 268,353
                                                                    ---------------
Total                                                                       809,504
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Esprit Holdings                                      40,000                 484,803
-----------------------------------------------------------------------------------

IRELAND (0.1%)
BEVERAGES (--%)
C&C Group                                            10,629                 178,163
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
Bank of Ireland                                       6,283                 134,834
-----------------------------------------------------------------------------------

ITALY (3.4%)
AUTOMOBILES (0.5%)
Fiat                                                 37,291(b)            1,095,411
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banco Popolare di Milano Societa Cooperativa          9,624                 161,781
Unione di Banche Italiane                            16,436                 497,283
                                                                    ---------------
Total                                                                       659,064
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Telecom Italia                                      681,272               1,733,289
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ITALY (CONT.)

GAS UTILITIES (0.1%)
Snam Rete Gas                                        38,530                $246,077
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Eni                                                 132,808               4,403,934
-----------------------------------------------------------------------------------

JAPAN (9.8%)
AUTO COMPONENTS (0.3%)
Aisin Seiki                                          13,500                 443,870
Bridgestone                                          15,900                 322,441
                                                                    ---------------
Total                                                                       766,311
-----------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Honda Motor                                         122,400               4,203,797
Nissan Motor                                         61,700                 620,579
                                                                    ---------------
Total                                                                     4,824,376
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Mitsui Chemicals                                     44,000                 365,129
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Mitsui Trust Holdings                                22,000                 198,750
Resona Holdings                                         177                 399,435
Shinsei Bank                                        315,000               1,358,243
                                                                    ---------------
Total                                                                     1,956,428
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Dai Nippon Printing                                  53,000                 844,782
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.2%)
Seiko Epson                                          14,500                 439,160
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Toyo Seikan Kaisha                                   12,700                 252,719
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Hitachi                                             442,000               3,356,762
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.1%)
SANYO Electric                                      114,000(b)              182,177
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
FUJIFILM Holdings                                     7,500                 308,930
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MARINE (0.5%)
Kawasaki Kisen Kaisha                                30,000                $325,811
Mitsui OSK Lines                                     50,000                 630,098
Nippon Yusen Kabushiki Kaisha                        19,000                 163,394
                                                                    ---------------
Total                                                                     1,119,303
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
JFE Holdings                                         11,000                 604,622
Nippon Steel                                        134,000                 864,480
                                                                    ---------------
Total                                                                     1,469,102
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Nippon Oil                                           82,000                 629,666
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Daiichi Sankyo                                       21,300                 635,434
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Nippon Building Fund                                     67               1,082,958
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Mitsubishi Estate                                    31,000                 961,068
-----------------------------------------------------------------------------------

SOFTWARE (0.8%)
Nintendo                                              6,400               1,999,103
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Mitsubishi                                           81,200               1,730,812
Mitsui & Co                                          38,000                 683,274
Sojitz                                               52,000                 196,498
                                                                    ---------------
Total                                                                     2,610,584
-----------------------------------------------------------------------------------

NETHERLANDS (12.0%)
CHEMICALS (0.1%)
Akzo Nobel                                            2,676                 214,739
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.7%)
ABN AMRO Holding                                    135,665               6,581,602
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
ING Groep                                            46,202               2,104,219
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Koinklijke (Royal) KPN                               51,102                 867,530
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Koninklijke Ahold                                    22,956(b)              292,364
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NETHERLANDS (CONT.)

FOOD PRODUCTS (0.6%)
Unilever                                             44,718              $1,364,513
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
Aegon                                                76,983               1,588,695
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Reed Elsevier                                        40,650                 764,007
-----------------------------------------------------------------------------------

METALS & MINING (1.6%)
Arcelor Mittal                                       73,721               3,940,039
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.3%)
Royal Dutch Shell Series A                          289,097              10,041,371
Royal Dutch Shell Series B                           14,689                 517,256
                                                                    ---------------
Total                                                                    10,558,627
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Corio                                                 2,911                 257,850
Rodamco Europe                                        1,983                 292,002
Wereldhave                                            1,276                 184,570
                                                                    ---------------
Total                                                                       734,422
-----------------------------------------------------------------------------------

NORWAY (1.7%)
CHEMICALS (0.2%)
Yara Intl                                            16,100                 469,698
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
DNB NOR                                              60,300                 860,576
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telenor                                              23,100                 430,025
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Orkla                                                74,500               1,188,013
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Norsk Hydro                                          18,750                 646,488
Statoil                                              18,350                 513,716
                                                                    ---------------
Total                                                                     1,160,204
-----------------------------------------------------------------------------------

PORTUGAL (0.2%)
ELECTRIC UTILITIES
Energias de Portugal                                 73,517                 402,259
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SINGAPORE (1.4%)
AIRLINES (0.2%)
Singapore Airlines                                   48,000                $571,578
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Oversea-Chinese Banking                             197,000               1,157,659
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Singapore Exchange                                   59,000                 282,864
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
SingTel                                             199,000                 432,185
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
SembCorp Inds                                        53,000                 168,949
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
CapitaLand                                           73,000                 403,847
City Developments                                    44,000                 460,804
                                                                    ---------------
Total                                                                       864,651
-----------------------------------------------------------------------------------

SPAIN (2.7%)
AIRLINES (0.1%)
Iberia Lineas Aereas de Espana                       49,917                 256,654
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
Banco Bilbao Vizcaya Argentaria                       8,719                 208,453
Banco Popular Espanol                                25,307                 501,208
                                                                    ---------------
Total                                                                       709,661
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
ACS Actividades de Construccion y Servicios           7,471                 463,046
Fomento de Construcciones y Contratas                 1,383                 128,584
Sacyr Vallehermoso                                    4,667                 243,697
                                                                    ---------------
Total                                                                       835,327
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Iberdrola                                            15,303                 758,493
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Gamesa Tecnologica                                    7,349                 253,160
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Gas Natural SDG                                      15,346                 771,953
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPAIN (CONT.)

METALS & MINING (0.1%)
Acerinox                                              9,847                $232,457
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Repsol YPF                                           55,217               1,818,961
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Inditex                                              13,338                 820,451
-----------------------------------------------------------------------------------

SWEDEN (4.3%)
COMMERCIAL BANKS (0.2%)
Nordea Bank                                           9,500                 164,297
Svenska Handelsbanken Series A                        8,200                 250,029
                                                                    ---------------
Total                                                                       414,326
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
TeliaSonera                                         101,500                 821,600
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Electrolux Series B                                  30,600                 795,606
-----------------------------------------------------------------------------------

MACHINERY (2.5%)
Alfa Laval                                            5,000                 303,970
Sandvik                                              88,600               1,690,147
Scania Series B                                       7,650                 731,029
Volvo Series A                                       12,500(b)               46,649
Volvo Series A                                       62,500               1,240,052
Volvo Series B                                       89,000               1,747,051
Volvo Series B                                       17,800(b)               66,428
                                                                    ---------------
Total                                                                     5,825,326
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Svenska Cellulosa Series B                           16,200                 833,310
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Fabege                                               11,200                 298,372
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Hennes & Mauritz Series B                            22,850               1,510,793
-----------------------------------------------------------------------------------

SWITZERLAND (2.1%)
BUILDING PRODUCTS (0.1%)
Geberit                                                 171                 303,695
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

CHEMICALS (0.2%)
Ciba Specialty Chemicals                              3,922                $259,135
Syngenta                                              1,478(b)              293,618
                                                                    ---------------
Total                                                                       552,753
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB                                                  47,280                 944,822
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
Zurich Financial Services                             4,555               1,321,781
-----------------------------------------------------------------------------------

MACHINERY (0.1%)
Sulzer                                                  201                 264,230
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Xstrata                                              18,858                 981,272
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
OC Oerlikon                                             392(b)              210,929
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Swatch Group Series B                                 1,623                 465,059
-----------------------------------------------------------------------------------

UNITED KINGDOM (19.3%)
AIRLINES (0.1%)
British Airways                                      27,460(b)              276,233
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
GKN                                                  35,743                 273,249
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
3i Group                                              8,612                 197,820
Man Group                                            86,165                 964,746
                                                                    ---------------
Total                                                                     1,162,566
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Imperial Chemical Inds                               62,954                 666,565
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Barclays                                            152,776               2,205,495
HBOS                                                108,145               2,320,658
Lloyds TSB Group                                    194,132               2,241,616
Royal Bank of Scotland Group                         46,598               1,784,108
                                                                    ---------------
Total                                                                     8,551,877
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Capita Group                                         12,930                $181,641
Serco Group                                          21,455                 210,513
                                                                    ---------------
Total                                                                       392,154
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
BT Group                                            451,685               2,841,145
Cable & Wireless                                    180,943                 665,896
                                                                    ---------------
Total                                                                     3,507,041
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Scottish & Southern Energy                           32,868                 982,527
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Alliance Boots                                       29,784                 664,514
J Sainsbury                                          95,120               1,083,803
Tesco                                                81,782                 752,015
                                                                    ---------------
Total                                                                     2,500,332
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Tate & Lyle                                          14,211                 176,210
Unilever                                             40,871               1,278,671
                                                                    ---------------
Total                                                                     1,454,881
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew                                       35,362                 441,212
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Compass Group                                       108,935                 787,797
Enterprise Inns                                      14,332                 182,553
InterContinental Hotels Group                        13,941                 336,331
Ladbrokes                                            33,509                 271,625
Punch Taverns                                        14,044                 362,678
Whitbread                                            13,458                 505,337
                                                                    ---------------
Total                                                                     2,446,321
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Barratt Developments                                  7,857                 169,139
Bellway                                               7,539                 227,008
Berkeley Group Holdings Unit                          5,875(b)              202,252
George Wimpey                                        34,569                 400,452
Taylor Woodrow                                       53,729                 517,656
                                                                    ---------------
Total                                                                     1,516,507
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Intl Power                                           25,692                $224,633
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Tomkins                                              46,074                 242,892
-----------------------------------------------------------------------------------

INSURANCE (1.1%)
Aviva                                                67,905               1,065,307
Legal & General Group                                68,432                 209,854
Old Mutual                                          411,237               1,459,418
                                                                    ---------------
Total                                                                     2,734,579
-----------------------------------------------------------------------------------

MACHINERY (0.1%)
Invensys                                             49,165(b)              322,726
-----------------------------------------------------------------------------------

MEDIA (0.7%)
Reed Elsevier                                       112,425               1,423,577
Reuters Group                                        33,011                 313,643
                                                                    ---------------
Total                                                                     1,737,220
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Marks & Spencer Group                                51,132                 754,203
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.6%)
Centrica                                            266,822               2,055,933
Natl Grid                                            83,758               1,315,056
United Utilities                                     39,907                 594,821
                                                                    ---------------
Total                                                                     3,965,810
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
BP                                                  168,895               1,894,692
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
AstraZeneca                                          18,650               1,014,261
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
British Land                                         13,471                 393,460
Great Portland Estates                               12,039                 172,235
Hammerson                                            13,843                 418,634
Land Securities Group                                 5,693                 221,621
Liberty Intl                                          6,110                 146,501
                                                                    ---------------
Total                                                                     1,352,451
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

ROAD & RAIL (0.3%)
FirstGroup                                           19,116                $250,986
Natl Express Group                                   11,676                 283,706
Stagecoach Group                                     41,900                 154,709
                                                                    ---------------
Total                                                                       689,401
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
DSG Intl                                             53,358                 170,801
Kingfisher                                          125,771                 680,994
                                                                    ---------------
Total                                                                       851,795
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Burberry Group                                       18,079                 248,361
-----------------------------------------------------------------------------------

TOBACCO (0.2%)
Imperial Tobacco Group                                9,014                 392,879
-----------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
Severn Trent                                          6,159                 182,160
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
Vodafone Group                                    2,179,708               6,200,927
-----------------------------------------------------------------------------------

UNITED STATES (4.7%)
DIVERSIFIED FINANCIAL SERVICES
iShares MSCI Emerging Markets Index Fund             85,500              10,302,749
Vanguard Emerging Markets Index Fund                 14,000               1,142,400
                                                                    ---------------
Total                                                                    11,445,149
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $204,240,595)                                                   $219,871,196
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.6%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Henkel                                                2,839                $446,304
Porsche                                                 161                 269,641
Volkswagen                                            7,945                 802,997
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,236,775)                                                       $1,518,942
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.3%)(d)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 10,506,574(e)          $10,506,574
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $10,506,574)                                                     $10,506,574
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $215,983,944)(f)                                                $231,896,712
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones Euro STOXX 50, June 2007                                      159
Financial Times Stock Exchange 100 Index, June 2007                      38
Nikkei 225, June 2007                                                    53

(e)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  21

(f) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $215,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $17,531,000
Unrealized depreciation                                             (1,618,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $15,913,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $205,477,370)          $221,390,138
   Affiliated money market fund (identified cost
      $10,506,574) (Note 6)                                       10,506,574
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $215,983,944)                                                 231,896,712
Foreign currency holdings (identified cost $2,196,094) (Note
   1)                                                              2,197,096
Capital shares receivable                                          8,795,353
Dividends and accrued interest receivable                            807,875
Receivable for investment securities sold                            181,850
Margin deposits on futures contracts (Note 5)                        920,236
----------------------------------------------------------------------------
Total assets                                                     244,799,122
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             2,252,581
Payable for investment securities purchased                           25,630
Accrued investment management services fee                            15,897
Accrued distribution fee                                               1,800
Accrued transfer agency fee                                            1,279
Accrued administrative services fee                                    1,590
Accrued plan administration services fee                                   1
Other accrued expenses                                                26,775
----------------------------------------------------------------------------
Total liabilities                                                  2,325,553
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $242,473,569
============================================================================

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  23

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                      $    212,580
Additional paid-in capital                                                     222,081,472
Undistributed net investment income                                                998,153
Accumulated net realized gain (loss)                                             3,312,247
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                                          15,869,117
------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                              $242,473,569
==========================================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $  9,744,469
                                             Class B                          $  1,146,998
                                             Class C                          $    162,126
                                             Class I                          $157,282,453
                                             Class R4                         $     50,546
                                             Class W                          $ 74,086,977
Net asset value per share of outstanding
   capital stock:                            Class A shares        854,949    $      11.40
                                             Class B shares        101,302    $      11.32
                                             Class C shares         14,310    $      11.33
                                             Class I shares     13,779,349    $      11.41
                                             Class R4 shares         4,433    $      11.40
                                             Class W shares      6,503,622    $      11.39
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                     $ 2,101,163
Interest                                                           75,098
Income distributions from affiliated money market fund (Note 6)   173,083
   Less foreign taxes withheld                                   (275,825)
-------------------------------------------------------------------------
Total income                                                    2,073,519
-------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                430,471
Distribution fee
   Class A                                                         16,694
   Class B                                                          2,571
   Class C                                                            424
   Class W                                                         13,343
Transfer agency fee
   Class A                                                          3,569
   Class B                                                            206
   Class C                                                             31
   Class R4                                                             7
   Class W                                                         10,674
Service fee -- Class R4                                                 2
Administrative services fees and expenses                          42,033
Plan administration services fee -- Class R4                           32
Compensation of board members                                         990
Custodian fees                                                     46,530
Printing and postage                                               21,194
Registration fees                                                  62,460
Professional fees                                                  11,069
Other                                                               3,114
-------------------------------------------------------------------------
Total expenses                                                    665,414
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                     (17,725)
-------------------------------------------------------------------------
                                                                  647,689
   Earnings and bank fee credits on cash balances (Note 2)           (430)
-------------------------------------------------------------------------
Total net expenses                                                647,259
-------------------------------------------------------------------------
Investment income (loss) -- net                                 1,426,260
-------------------------------------------------------------------------

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  25

SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                             $ 3,099,442
   Foreign currency transactions                                  (49,744)
   Futures contracts                                              303,325
-------------------------------------------------------------------------
Net realized gain (loss) on investments                         3,353,023
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                  12,117,528
-------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          15,470,551
-------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $16,896,811
=========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE PERIOD FROM
                                                    APRIL 30, 2007        MAY 18, 2006*
                                                   SIX MONTHS ENDED     TO OCT. 31, 2006
                                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  1,426,260          $   228,965
Net realized gain (loss) on investments                 3,353,023               55,720
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                  12,117,528            4,597,273
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     16,896,811            4,881,958
------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (86,059)                  --
      Class B                                              (2,025)                  --
      Class C                                                (329)                  --
      Class I                                            (594,901)                  --
      Class R4                                               (160)                  --
      Class W                                              (1,390)                 N/A
------------------------------------------------------------------------------------------
   Net realized gain
      Class A                                             (15,617)                  --
      Class B                                                (412)                  --
      Class C                                                 (75)                  --
      Class I                                             (90,562)                  --
      Class R4                                                (26)                  --
      Class W                                                (212)                 N/A
------------------------------------------------------------------------------------------
Total distributions                                      (791,768)                  --
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  27

                                                                       FOR THE PERIOD FROM
                                                    APRIL 30, 2007        MAY 18, 2006*
                                                   SIX MONTHS ENDED     TO OCT. 31, 2006
                                                     (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                           $  6,867,312          $ 1,040,948
   Class B shares                                         914,860              175,276
   Class C shares                                         130,597               24,800
   Class I shares                                      95,774,444           61,124,069
   Class R4 shares                                         36,491                6,401
   Class W shares                                      82,898,077                  N/A
Reinvestment of distributions at net asset value
   Class A shares                                          17,767                   --
   Class B shares                                           2,295                   --
   Class C shares                                             131                   --
   Class I shares                                         685,365                   --
   Class R4 shares                                             94                   --
   Class W shares                                           1,554                  N/A
------------------------------------------------------------------------------------------
Payments for redemptions
   Class A shares                                     (10,153,340)             (23,234)
   Class B shares (Note 2)                                (35,707)              (2,796)
   Class C shares (Note 2)                                (12,328)              (4,965)
   Class I shares                                     (13,748,675)          (2,709,057)
   Class R4 shares                                         (2,078)              (5,000)
   Class W shares                                     (11,042,824)                 N/A
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 152,334,035           59,626,442
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               168,439,078           64,508,400
Net assets at beginning of period (Note 1)             74,034,491            9,526,091**
------------------------------------------------------------------------------------------
Net assets at end of period                          $242,473,569          $74,034,491
==========================================================================================
Undistributed net investment income                  $    998,153          $   256,757
------------------------------------------------------------------------------------------

  * When shares became publicly available
 ** Initial capital of $10,338,120 was contributed on May 11, 2006. The Fund had an decrease in net assets resulting from operations of $812,029 during the period from May 11, 2006 to May 18, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers. On May 11, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $10,338,120* in the Fund (996,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 34,812** shares for Class I and 1,000 shares for Class Y), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on May 18, 2006.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC.

At April 30, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 65% of the total outstanding Fund shares.

  * Includes $338,120 invested by the RiverSource Retirement Plus Funds.
 ** Includes 33,812 shares purchased by the RiverSource Retirement Plus Funds.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  29

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  31

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations, primarily British pounds and European monetary units.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  33

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $10,139 for the six months ended April 30, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $1,316 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $44,068 for Class A, $595 for Class B and $82 for Class C for the six months ended April 30, 2007.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  35

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 1.42% for Class A, 2.25% for Class B, 2.24% for Class C, 1.16% for Class I, 1.35% for Class R4 and 1.52% for Class
W. Of these waived fees and expenses, the transfer agency fees waived for Class R4 and Class W were $13 and $5,340, respectively, and the management fees waived at the Fund level were $12,372. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.27% for Class B, 2.27% for Class C, 1.15% for Class I, 1.33% for Class R4 and 1.50% for Class W of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $430 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $167,318,038 and $33,210,278 respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED APRIL 30, 2007
                       CLASS A    CLASS B   CLASS C    CLASS I     CLASS R4(A)   CLASS W(B)
-------------------------------------------------------------------------------------------
Sold                    636,015   85,009    12,243     8,599,702      3,424      7,499,471
Issued for reinvested
 distributions            1,710      222        12        65,964          9            150
Redeemed               (889,789)  (3,428)   (1,140)   (1,285,520)      (209)      (995,999)
-------------------------------------------------------------------------------------------
Net increase
 (decrease)            (252,064)  81,803    11,115     7,380,146      3,224      6,503,622
-------------------------------------------------------------------------------------------

                                  MAY 18, 2006(C) TO OCT. 31, 2006
                       CLASS A    CLASS B   CLASS C    CLASS I     CLASS R4(B)
-------------------------------------------------------------------------------------------
Sold                    113,455   18,823     2,732     6,650,482        743
Issued for reinvested
 distributions               --       --        --            --         --
Redeemed                 (2,442)    (324)     (537)     (286,091)      (534)
-------------------------------------------------------------------------------------------
Net increase
 (decrease)             111,013   18,499     2,195     6,364,391        209
-------------------------------------------------------------------------------------------

(a)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(b)  For the period from Dec. 1, 2006 (inception date) to April 30, 2007.
(c)  When shares became publicly available.

5. STOCK INDEX FUTURES CONTRACTS

At April 30, 2007, $920,236 was held in a margin deposit account as collateral to cover initial margin deposits on open purchase contracts. See "Summary of significant accounting policies" and "Notes to investments in securities." The terms of the open purchase contracts are as follows:

                                         NUMBER OF      NOTIONAL      UNREALIZED
TYPE OF SECURITY                         CONTRACTS    MARKET VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------
Dow Jones Euro STOXX 50, June 2007
 (European Monetary Unit)                   159       $ 9,418,040      $    729
Financial Times Stock Exchange 100
Index, June 2007 (British Pound)             38         4,914,318       (12,148)
Nikkei 225, June 2007 (U.S. Dollar)          53         4,588,475       (39,137)
---------------------------------------------------------------------------------
Total                                                 $18,920,833      $(50,556)
---------------------------------------------------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  37

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  39

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 40 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(I)         2006(B)
Net asset value, beginning of period      $9.82          $9.21
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08            .01
Net gains (losses) (both realized and
 unrealized)                               1.58            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.66            .61
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)            --
Distributions from realized gains          (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.08)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.40          $9.82
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $10            $11
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.42%(f)       1.42%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.51%(f)       1.48%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          17.02%(h)       6.62%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.43% for the six months ended April 30, 2007 and 1.92% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  41

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(I)         2006(B)
Net asset value, beginning of period      $9.79          $9.21
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07             --
Net gains (losses) (both realized and
 unrealized)                               1.54            .58
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.61            .58
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)            --
Distributions from realized gains          (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.08)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.32          $9.79
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    2.25%(f)       2.21%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.75%(f)       (.03%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          16.48%(h)       6.30%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.26% for the six months ended April 30, 2007 and 2.71% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(I)         2006(B)
Net asset value, beginning of period      $9.79          $9.21
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07             --
Net gains (losses) (both realized and
 unrealized)                               1.54            .58
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.61            .58
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)            --
Distributions from realized gains          (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.07)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.33          $9.79
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    2.24%(f)       2.21%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.59%(f)        .74%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          16.50%(h)       6.30%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.25% for the six months ended April 30, 2007 and 2.71% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  43

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(I)         2006(B)
Net asset value, beginning of period      $9.83          $9.21
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10            .02
Net gains (losses) (both realized and
 unrealized)                               1.58            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.68            .62
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)            --
Distributions from realized gains          (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.10)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.41          $9.83
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $157            $63
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.16%(f)       1.15%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.51%(f)       1.17%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          17.16%(h)       6.73%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.17% for the six months ended April 30, 2007 and 1.65% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(I)         2006(B)
Net asset value, beginning of period      $9.83          $9.21
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .02
Net gains (losses) (both realized and
 unrealized)                               1.57            .60
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.66            .62
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)            --
Distributions from realized gains          (.01)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.09)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.40          $9.83
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.35%(f)       1.27%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              2.44%(f)       1.72%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          16.99%(h)       6.73%(h)
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.45% for the six months ended April 30, 2007 and 1.77% for the period ended Oct. 31, 2006.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  45

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period     $10.13
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13
Net gains (losses) (both realized and
 unrealized)                               1.23
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)
Distributions from realized gains          (.01)
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $74
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.52%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              5.80%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          31%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          13.49%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to April 30, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 1.81% for the period ended April 30, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  47

     RIVERSOURCE(R) DISCIPLINED INTERNATIONAL EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus. RiverSource(R) mutual funds are
                                    distributed by RiverSource Distributors, Inc. and Ameriprise
                                    Financial Services, Inc., Members NASD, and managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6518 A (6/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
EUROPEAN EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE EUROPEAN EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     11

Investments in Securities...........     13

Financial Statements................     17

Notes to Financial Statements.......     21

Approval of Investment Management
   Services Agreement...............     38

Proxy Voting........................     41

      (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.

COUNTRY BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

UNITED KINGDOM                     FRANCE          SWITZERLAND         GERMANY         NETHERLANDS         BELGIUM
--------------                     ------          -----------         -------         -----------         -------
36.5                                15.20             13.30             12.80             3.10              2.80


OTHER(1)
--------
16.30

(1) Includes Spain 2.7%, Italy 2.6%, Sweden 2.0%, Finland 1.5%, Greece 1.5%, Ireland 1.1%, Portugal 1.0%, Denmark 0.8%, Austria 0.7%, Norway 0.5% and Cash & Cash Equivalents(2) 1.9%.
(2) Of the 1.9%, 1.3% is due to security lending activity and 0.6% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

BG Group (United Kingdom)             2.7%
Tesco (United Kingdom)                2.4%
Allianz (Germany)                     2.4%
Roche Holding (Switzerland)           2.4%
GlaxoSmithKline (United Kingdom)      2.2%
Anglo American (United Kingdom)       2.2%
Nestle (Switzerland)                  1.9%
Total (France)                        1.9%
Sika (Switzerland)                    1.8%
UniCredito Italiano (Italy)           1.8%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

                   RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX

(STYLE MATRIX GRAPHIC)
VALUE     BLEND    GROWTH
            X            LARGE
                         MEDIUM
                         SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

THREADNEEDLE INTERNATIONAL LIMITED

                           YEARS IN INDUSTRY
Rob Jones                         15

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXEAX          06/26/00
Class B                     AEEBX          06/26/00
Class C                        --          06/26/00
Class I                        --          07/15/04
Class R4(1)                    --          06/26/00
(1) Effective Dec. 11, 2006, Class Y was renamed Class
    R4.
Total net assets                        $137.3 million
Number of holdings                               95

--------------------------------------------------------------------------------

 4 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource European Equity Fund                       +17.54

MSCI Europe Index                                      +18.42

Lipper European Funds Index(2)                         +21.24

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Europe Index, compiled by MSCI in Geneva, is an unmanaged market-capitalization-weighted index of equity securities from various European countries. Income is included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper European Funds Index includes the 30 largest European funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

                   RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL(A)
Class A                                            1.52%
Class B                                            2.29%
Class C                                            2.29%
Class I                                            0.99%
Class R4(b)                                        1.28%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that decreased the management fee by 0.06%), will not exceed 1.56% for Class A; 2.33% for Class B; 2.33% for Class C; 1.21% for Class I; and 1.39% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/26/00)          +17.54%    +22.78%   +23.20%   +13.58%     +4.43%
 Class B (inception 6/26/00)          +17.07%    +21.65%   +22.22%   +12.73%     +3.63%
 Class C (inception 6/26/00)          +17.17%    +21.76%   +22.23%   +12.73%     +3.63%
 Class I (inception 7/15/04)          +17.67%    +23.15%      N/A       N/A     +25.51%
 Class R4** (inception 6/26/00)       +17.48%    +22.94%   +23.49%   +13.84%     +4.62%

WITH SALES CHARGE
 Class A (inception 6/26/00)          +10.78%    +15.72%   +20.79%   +12.24%     +3.54%
 Class B (inception 6/26/00)          +12.07%    +16.65%   +21.33%   +12.48%     +3.63%
 Class C (inception 6/26/00)          +16.17%    +20.76%   +22.23%   +12.73%     +3.63%

AT MARCH 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/26/00)          +16.22%    +23.86%   +20.17%   +12.53%     +3.73%
 Class B (inception 6/26/00)          +15.76%    +22.72%   +19.18%   +11.62%     +2.92%
 Class C (inception 6/26/00)          +15.62%    +22.84%   +19.19%   +11.61%     +2.92%
 Class I (inception 7/15/04)          +16.56%    +24.47%      N/A       N/A     +24.10%
 Class R4** (inception 6/26/00)       +16.38%    +24.01%   +20.46%   +12.73%     +3.92%

WITH SALES CHARGE
 Class A (inception 6/26/00)           +9.53%    +16.74%   +17.82%   +11.21%     +2.83%
 Class B (inception 6/26/00)          +10.76%    +17.72%   +18.24%   +11.36%     +2.92%
 Class C (inception 6/26/00)          +14.62%    +21.84%   +19.19%   +11.61%     +2.92%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                   RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, RiverSource European Equity Fund's portfolio manager Rob Jones of Threadneedle International Limited (Threadneedle) discusses the Fund's results and positioning for the six months ended April 30, 2007. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadviser to the Fund.

Q: How did RiverSource European Equity Fund perform for the period?

A: RiverSource European Equity Fund's Class A shares increased 17.54%
   (excluding sales charge) for the six months ended April 30, 2007. The Fund underperformed its benchmark, the Morgan Stanley Capital International Europe Index (MSCI Index), which increased 18.42%. The Lipper European Funds Index, representing the Fund's peer group, increased 21.24% for the same time frame.

Q: What factors most significantly affected performance?

A: One of the main themes that positively impacted many of the Fund's holdings during the period was corporate activity from private equity firms and corporates seeking to take advantage of cheap debt financing. The Fund held French insurance company AGF, which was bought out by German insurer Allianz. In addition, Iberdrola of Spain bid for Scottish Power, another Fund holding, during the period.

   The financials sector experienced some volatility during the period, particularly in the U.S. subprime market. The Fund's overweight in the financials sector relative to the MSCI Index detracted from performance. Royal & SunAlliance Insurance Group and Resolution were particular poor performers for the period. The Fund's underweight positions in Siemens, Daimler Chrysler and ABN AMRO also negatively impacted the Fund.

   The Fund's overweight in food retailers such as William Morrison Supermarkets in the U.K. relative to MSCI Index contributed positively to performance during the period. In addition, the Fund's overweight in the industrials sector helped performance and has been a strong area for earnings growth in the U.K. and Europe.

   THE FUND'S OVERWEIGHT IN THE FINANCIALS SECTOR RELATIVE TO THE MSCI INDEX DETRACTED FROM PERFORMANCE.


--------------------------------------------------------------------------------

 8 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund during the six-month period?

A: We reduced the Fund's exposure to the oil industry, eliminating positions in ENI and Royal Dutch, and reducing the Fund's holding in BP. In addition, we reduced the Fund's financial holdings, eliminating HSBC, ING and Royal Bank of Scotland.

   In general, we reduced the Fund's exposure to large-cap stocks and added more mid-cap stocks to the Fund's portfolio throughout the period. We were looking to add more growth stocks to the portfolio and found several mid-cap stocks that fit our criteria, such as French insurer Euler Hermes, Swiss dental implant company Nobel Biocare Holding, and U.K.-based Serco Group. This theme has largely played out for the Fund and going forward, we are not looking to significantly increase our mid-cap exposure.

   Lastly, we added exposure to consumer goods companies including several food retailers that we believe can pass price increases to consumers such as Belgium-based Colruyt, Portugal-based Jeronimo Martins, and William Morrison. In addition, we increased the Fund's holdings in InBev, a Belgian brewer, and added Pernod Ricard, a wine and spirits company based in France.

   IN GENERAL, WE REDUCED THE FUND'S EXPOSURE TO LARGE-CAP STOCKS AND ADDED MORE MID-CAP STOCKS TO THE FUND'S PORTFOLIO THROUGHOUT THE PERIOD.


--------------------------------------------------------------------------------

                   RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: How do you intend to manage the Fund in the months ahead?

A: We believe that prospects remain encouraging and it is difficult to identify any obvious threats to the market. Earnings results have been very good, while economic news remains positive. Restructuring in certain markets such as Germany continues and we are anticipating restructuring in France to accelerate as well. In the U.K., we believe buybacks from companies will be a theme in the months ahead. We are, however, beginning to anticipate some of the headwinds that the market may encounter in the second half of the year, such as the impact of the weak dollar and higher interest rates.

   The Fund is overweight in the health care sector relative to the MSCI Index. We see the health care sector as a growth area for the Fund. Mining and industrials stocks as well as chemical companies remain a focus for the Fund. We believe these industries demonstrate strong growth potential both within Europe and outside of Europe. Lastly, the largest underweights for the Fund include the utilities and telecommunications sectors.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  11

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,175.40         $ 7.93           1.47%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.50         $ 7.35           1.47%
 Class B
   Actual(b)                   $1,000         $1,170.70         $12.00           2.23%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.74         $11.13           2.23%
 Class C
   Actual(b)                   $1,000         $1,171.70         $12.01           2.23%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.74         $11.13           2.23%
 Class I
   Actual(b)                   $1,000         $1,176.70         $ 5.29            .98%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.93         $ 4.91            .98%
 Class R4
   Actual(b)                   $1,000         $1,174.80         $ 6.85(c)        1.27%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.50         $ 6.36(c)        1.27%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +17.54% for Class A, +17.07% for Class B, +17.17% for Class C, +17.67% for Class I and +17.48% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 12 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.2%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          11,664                $933,833
-----------------------------------------------------------------------------------

BELGIUM (2.9%)
BEVERAGES (1.0%)
InBev                                                18,170(e)            1,416,240
-----------------------------------------------------------------------------------

CHEMICALS (0.7%)
Umicore                                               4,948                 996,390
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Colruyt                                               6,439               1,517,594
-----------------------------------------------------------------------------------

DENMARK (0.8%)
INSURANCE
Topdanmark                                            5,939(b)            1,164,860
-----------------------------------------------------------------------------------

FINLAND (1.5%)
INSURANCE (0.7%)
Sampo Series A                                       32,729               1,019,549
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Ramirent                                             42,980               1,058,957
-----------------------------------------------------------------------------------

FRANCE (15.3%)
BEVERAGES (1.1%)
Pernod Ricard                                         7,259               1,545,537
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
BNP Paribas                                          11,848               1,374,344
Societe Generale                                     11,377               2,410,796
                                                                    ---------------
Total                                                                     3,785,140
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
VINCI                                                 9,053               1,456,046
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
ALSTOM                                                8,333(b)            1,238,878
Schneider Electric                                    6,011                 847,707
                                                                    ---------------
Total                                                                     2,086,585
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

FOOD PRODUCTS (0.6%)
Groupe Danone                                         4,753                $781,402
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Essilor Intl                                         16,612               2,002,206
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Accor                                                 9,301                 875,987
-----------------------------------------------------------------------------------

INSURANCE (2.9%)
AXA                                                  42,203               1,937,483
Euler Hermes                                         13,738               2,109,548
                                                                    ---------------
Total                                                                     4,047,031
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
Vallourec                                             4,154               1,131,214
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                               4,622                 669,777
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.9%)
Total                                                35,325               2,603,811
-----------------------------------------------------------------------------------

GERMANY (12.2%)
AEROSPACE & DEFENSE (0.7%)
MTU Aero Engines Holding                             17,281               1,003,484
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.1%)
Continental                                          11,296(e)            1,572,189
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
Bayer                                                20,871               1,435,601
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Deutsche Postbank                                    11,018               1,076,134
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Wincor Nixdorf                                       20,649               2,004,718
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Deutsche Boerse                                       8,046               1,886,057
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Carl Zeiss Meditec                                   32,420                 792,304
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Fresenius Medical Care & Co                           7,315              $1,095,780
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.1%)
Siemens                                              12,216               1,474,425
-----------------------------------------------------------------------------------

INSURANCE (2.4%)
Allianz                                              14,546               3,308,666
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                                   7,791               1,037,658
-----------------------------------------------------------------------------------

GREECE (1.6%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                26,727               1,112,040
Piraeus Bank                                         28,155               1,020,169
                                                                    ---------------
Total                                                                     2,132,209
-----------------------------------------------------------------------------------

IRELAND (1.1%)
COMMERCIAL BANKS (0.5%)
Anglo Irish Bank                                     30,164                 677,569
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CRH                                                  19,822                 868,689
-----------------------------------------------------------------------------------

ITALY (2.6%)
COMMERCIAL BANKS (1.8%)
UniCredito Italiano                                 237,985               2,444,870
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Saipem                                               35,941               1,124,722
-----------------------------------------------------------------------------------

NETHERLANDS (3.1%)
COMMERCIAL SERVICES & SUPPLIES (0.7%)
Randstad Holding                                     12,383                 967,970
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Royal Numico                                         15,444                 850,966
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Arcelor Mittal                                       25,224               1,346,733
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
ASML Holding                                         38,976(b)            1,058,697
-----------------------------------------------------------------------------------

NORWAY (0.5%)
ENERGY EQUIPMENT & SERVICES
TGS NOPEC Geophysical                                28,600(b)              654,307
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PORTUGAL (1.0%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                     49,744              $1,423,679
-----------------------------------------------------------------------------------

SPAIN (2.8%)
COMMERCIAL BANKS (1.5%)
Banco Bilbao Vizcaya Argentaria                      81,664               1,952,414
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Inditex                                              30,117               1,852,566
-----------------------------------------------------------------------------------

SWEDEN (2.0%)
BUILDING PRODUCTS (0.5%)
ASSA ABLOY Series B                                  32,200                 720,596
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
Skandinaviska Enskilda Banken Series A               35,000               1,281,995
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Atlas Copco Series A                                 21,200                 804,908
-----------------------------------------------------------------------------------

SWITZERLAND (13.4%)
CAPITAL MARKETS (3.6%)
Credit Suisse Group                                  26,142               2,051,781
Julius Baer Holding                                  23,294               1,623,923
UBS                                                  17,420               1,132,154
                                                                    ---------------
Total                                                                     4,807,858
-----------------------------------------------------------------------------------

CHEMICALS (3.0%)
Lonza Group                                          10,843               1,059,680
Sika                                                  1,265               2,458,603
Syngenta                                              3,295(b)              654,582
                                                                    ---------------
Total                                                                     4,172,865
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB                                                  42,570                 850,700
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Nestle                                                6,772               2,680,931
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Nobel Biocare Holding                                 5,364               1,931,337
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.8%)
Novartis                                             10,904                 633,502
Roche Holding                                        17,335               3,264,440
                                                                    ---------------
Total                                                                     3,897,942
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

UNITED KINGDOM (36.7%)
AEROSPACE & DEFENSE (2.3%)
BAE Systems                                         116,290              $1,054,119
Cobham                                              278,215               1,152,794
Rolls-Royce Group                                   104,002(b)              990,680
Rolls-Royce Group Series B                        6,156,918                  12,311
                                                                    ---------------
Total                                                                     3,209,904
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Croda Intl                                           65,984                 825,393
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Barclays                                            168,806               2,436,907
Standard Chartered                                   71,758               2,217,791
                                                                    ---------------
Total                                                                     4,654,698
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Serco Group                                         144,601               1,418,798
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.4%)
Hanson                                              111,515               1,898,014
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Cable & Wireless                                    207,945                 765,267
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.2%)
Tesco                                               363,936               3,346,523
Wm Morrison Supermarkets                            386,142               2,355,210
                                                                    ---------------
Total                                                                     5,701,733
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Associated British Foods                             44,052                 810,445
-----------------------------------------------------------------------------------

INSURANCE (2.6%)
Admiral Group                                        90,648               1,917,859
Resolution                                           52,908                 681,038
Royal & SunAlliance Insurance Group                 276,951                 913,228
                                                                    ---------------
Total                                                                     3,512,125
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Home Retail Group                                   103,150                 936,284
-----------------------------------------------------------------------------------

METALS & MINING (3.2%)
Anglo American                                       57,816               3,044,493
Lonmin                                               21,299               1,392,093
                                                                    ---------------
Total                                                                     4,436,586
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

MULTILINE RETAIL (1.0%)
Marks & Spencer Group                                94,296              $1,390,876
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.8%)
BG Group                                            257,591               3,711,733
BP                                                  137,349               1,540,804
Premier Oil                                          33,764(b)              808,858
Tullow Oil                                           95,265                 691,782
                                                                    ---------------
Total                                                                     6,753,177
-----------------------------------------------------------------------------------

PHARMACEUTICALS (3.4%)
GlaxoSmithKline                                     107,322               3,095,392
Shire                                                67,043               1,553,967
                                                                    ---------------
Total                                                                     4,649,359
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
FirstGroup                                           52,648                 691,250
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Carphone Warehouse Group                            112,684                 675,027
-----------------------------------------------------------------------------------

TOBACCO (2.3%)
British American Tobacco                             37,077               1,147,507
Imperial Tobacco Group                               47,448               2,068,041
                                                                    ---------------
Total                                                                     3,215,548
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.9%)
SIG                                                  68,605               1,740,582
Wolseley                                             36,265                 872,440
                                                                    ---------------
Total                                                                     2,613,022
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
Vodafone Group                                      815,266               2,319,304
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $104,811,824)                                                   $134,760,508
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.7%)(c)
ISSUER                                            SHARES                   VALUE(A)

GERMANY (1.7%)
Porsche                                                 601              $1,006,549
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $934,171)                                                         $1,006,549
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  15

MONEY MARKET FUND (1.9%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,656,776(d)           $2,656,776
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,656,776)                                                       $2,656,776
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $108,402,771)(g)                                                $138,423,833
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(e) At April 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. See Note 5 to the financial statements. 0.6% of net assets is the Fund's cash equivalent position.

(g) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $108,403,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $30,292,000
Unrealized depreciation                                               (271,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $30,021,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $105,745,995)          $135,767,057
   Affiliated money market fund (identified cost $2,656,776)
      (Note 7)                                                     2,656,776
----------------------------------------------------------------------------
Total investments in securities (identified cost  $108,402,771)  138,423,833
Foreign currency holdings (identified cost $573,578) (Note 1)        574,273
Capital shares receivable                                             46,976
Dividends and accrued interest receivable                            571,521
Receivable for investment securities sold                            676,866
Unrealized appreciation on foreign currency contracts held,
   at value (Note 6)                                                     110
----------------------------------------------------------------------------
Total assets                                                     140,293,579
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                88,727
Payable for investment securities purchased                        1,040,573
Payable upon return of securities loaned (Note 5)                  1,825,498
Unrealized depreciation on foreign currency contracts held,
   at value (Note 6)                                                   3,044
Accrued investment management services fee                             9,049
Accrued distribution fee                                               4,963
Accrued transfer agency fee                                            1,646
Accrued administrative services fee                                      905
Other accrued expenses                                                58,565
----------------------------------------------------------------------------
Total liabilities                                                  3,032,970
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $137,260,609
============================================================================

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  17

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    219,874
Additional paid-in capital                                       159,701,689
Excess of distributions over net investment income                  (406,740)
Accumulated net realized gain (loss) (Note 9)                    (52,280,797)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 6)                                            30,026,583
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $137,260,609
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $102,716,273
                                             Class B                          $ 32,641,407
                                             Class C                          $  1,881,223
                                             Class I                          $     17,920
                                             Class R4                         $      3,786
Net asset value per share of outstanding
   capital stock:                            Class A shares     16,406,730    $       6.26
                                             Class B shares      5,272,830    $       6.19
                                             Class C shares        304,394    $       6.18
                                             Class I shares          2,865    $       6.25
                                             Class R4 shares           604    $       6.27
------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                   $  1,740,901
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 18 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 1,460,528
Interest                                                              2,464
Income distributions from affiliated money market fund (Note
   7)                                                                27,500
Fee income from securities lending (Note 5)                          13,683
      Less foreign taxes withheld                                  (160,523)
---------------------------------------------------------------------------
Total income                                                      1,343,652
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  462,560
Distribution fee
   Class A                                                          115,346
   Class B                                                          154,319
   Class C                                                            8,148
Transfer agency fee
   Class A                                                          106,862
   Class B                                                           37,921
   Class C                                                            1,955
   Class R4                                                               2
Service fee -- Class R4                                                   1
Administrative services fees and expenses                            49,917
Plan administration services fee -- Class R4                              5
Compensation of board members                                         1,184
Custodian fees                                                       29,126
Printing and postage                                                 25,921
Registration fees                                                    30,531
Professional fees                                                    11,288
Other                                                                 4,988
---------------------------------------------------------------------------
Total expenses                                                    1,040,074
   Earnings and bank fee credits on cash balances (Note 2)           (3,050)
---------------------------------------------------------------------------
Total net expenses                                                1,037,024
---------------------------------------------------------------------------
Investment income (loss) -- net                                     306,628
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                18,717,389
   Foreign currency transactions                                     40,066
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          18,757,455
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     1,179,892
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            19,937,347
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $20,243,975
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    306,628      $    885,466
Net realized gain (loss) on investments                     18,757,455        18,027,700
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         1,179,892        10,755,284
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               20,243,975        29,668,450
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,084,686)       (1,183,924)
      Class B                                                 (132,410)         (203,405)
      Class C                                                   (7,405)          (11,011)
      Class I                                                     (270)             (266)
      Class R4                                                     (92)             (282)
-----------------------------------------------------------------------------------------
Total distributions                                         (1,224,863)       (1,398,888)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  13,326,961        12,989,345
   Class B shares                                            2,577,620         3,220,939
   Class C shares                                              354,240           186,545
   Class R4 shares                                               3,250             1,000
Reinvestment of distributions at net asset value
   Class A shares                                            1,063,489         1,163,395
   Class B shares                                              130,422           200,300
   Class C shares                                                7,184            10,642
   Class R4 shares                                                  45               235
Payments for redemptions
   Class A shares                                          (10,802,200)      (27,687,276)
   Class B shares (Note 2)                                  (4,281,056)      (12,270,551)
   Class C shares (Note 2)                                    (225,244)         (450,606)
   Class R4 shares                                              (4,605)          (14,364)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                              2,150,106       (22,650,396)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     21,169,218         5,619,166
Net assets at beginning of period                          116,091,391       110,472,225
-----------------------------------------------------------------------------------------
Net assets at end of period                               $137,260,609      $116,091,391
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $   (406,740)     $    511,495
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of European companies that are believed to offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I and Class R4 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  21

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

 22 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations, primarily Danish krones.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  23

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

 24 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper European Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $36,606 for the six months ended April 30, 2007.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  25

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $916 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

--------------------------------------------------------------------------------

 26 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributor, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $106,812 for Class A, $6,389 for Class B and $61 for Class C for the six months ended April 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Board, such that expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.56% for Class A, 2.33% for Class B, 2.33% for Class C, 1.21% for Class I and 1.39% for Class R4 of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $3,050 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  27

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $78,424,853 and $76,142,807, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED APRIL 30, 2007
                               CLASS A      CLASS B     CLASS C   CLASS I   CLASS R4*
-------------------------------------------------------------------------------------
Sold                           2,292,669      449,789    61,536     --          583
Issued for reinvested
 distributions                   187,895       23,248     1,283     --            8
Redeemed                      (1,872,157)    (746,247)  (39,290)    --         (789)
-------------------------------------------------------------------------------------
Net increase (decrease)          608,407     (273,210)   23,529     --         (198)
-------------------------------------------------------------------------------------

                                             YEAR ENDED OCT. 31, 2006
                               CLASS A      CLASS B     CLASS C   CLASS I   CLASS R4*
-------------------------------------------------------------------------------------
Sold                           2,644,933      661,246    38,868     --          199
Issued for reinvested
 distributions                   268,683       46,690     2,486     --           54
Redeemed                      (5,831,223)  (2,591,850)  (96,242)    --       (3,119)
-------------------------------------------------------------------------------------
Net increase (decrease)       (2,917,607)  (1,883,914)  (54,888)    --       (2,866)
-------------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 28 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2007, securities valued at $1,740,901 were on loan to brokers. For collateral, the Fund received $1,825,498 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $13,683 for the six months ended April 30, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                          CURRENCY TO          CURRENCY TO           UNREALIZED      UNREALIZED
EXCHANGE DATE            BE DELIVERED          BE RECEIVED          APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------
May 2, 2007                  1,355,000                   298,636        $ --           $  974
                          Danish Krone               Swiss Franc
May 2, 2007                  3,900,000                   700,595          --            2,070
                         Swedish Krona               Swiss Franc
May 2, 2007                     68,115                    50,000         110               --
                           U.S. Dollar    European Monetary Unit
------------------------------------------------------------------------------------------------
Total                                                                   $110           $3,044
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  29

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $70,998,633 at Oct. 31, 2006, that if not offset by capital gains will expire as follows:

   2009          2010          2011
$49,462,900   $16,514,518   $5,021,215

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 30 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  31

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 32 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007(G)           2006           2005           2004           2003
Net asset value, beginning of period      $5.39          $4.19          $3.71          $3.25          $2.83
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02            .05            .05            .02            .04
Net gains (losses) (both realized and
 unrealized)                                .92           1.22            .46            .48            .40
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .94           1.27            .51            .50            .44
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.07)          (.03)          (.04)          (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.26          $5.39          $4.19          $3.71          $3.25
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $103            $85            $78            $87            $88
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.47%(d)       1.52%          1.48%          1.49%          1.54%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .70%(d)       1.00%          1.13%           .50%          1.07%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          61%            64%            56%            73%           186%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          17.54%(f)      30.63%         13.92%         15.29%         15.89%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(G)            2006           2005           2004           2003
Net asset value, beginning of period      $5.31          $4.12          $3.65          $3.20          $2.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)           .02            .02           (.01)           .01
Net gains (losses) (both realized and
 unrealized)                                .92           1.20            .45            .47            .41
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .90           1.22            .47            .46            .42
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.03)            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.19          $5.31          $4.12          $3.65          $3.20
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $33            $29            $31            $36            $39
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.23%(d)       2.29%          2.25%          2.26%          2.32%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.10%)(d)       .28%           .39%          (.25%)          .31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          61%            64%            56%            73%           186%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          17.07%(f)      29.74%         12.97%         14.39%         15.11%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended April 30, 2007 (Unaudited).

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 34 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(G)            2006           2005           2004           2003
Net asset value, beginning of period      $5.30          $4.12          $3.65          $3.20          $2.78
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)           .02            .02           (.01)           .01
Net gains (losses) (both realized and
 unrealized)                                .92           1.19            .45            .47            .41
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91           1.21            .47            .46            .42
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)          (.03)            --           (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.18          $5.30          $4.12          $3.65          $3.20
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $1             $1             $1             $2
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.23%(d)       2.29%          2.25%          2.26%          2.32%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.03%)(d)       .24%           .36%          (.26%)          .31%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          61%            64%            56%            73%           186%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          17.17%(f)      29.65%         12.97%         14.30%         15.17%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007(H)            2006           2005        2004(B)
Net asset value, beginning of period       $5.40          $4.20          $3.72          $3.49
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .05            .06            .07             --
Net gains (losses) (both realized and
 unrealized)                                 .89           1.23            .46            .23
---------------------------------------------------------------------------------------------
Total from investment operations             .94           1.29            .53            .23
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.09)          (.09)          (.05)            --
---------------------------------------------------------------------------------------------
Net asset value, end of period             $6.25          $5.40          $4.20          $3.72
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $--            $--            $--            $--
---------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c),(d)                              .98%(e)        .99%           .93%           .96%(e)
---------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average
 daily net assets                          1.17%(e)       1.55%          1.67%           .07%(e)
---------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)           61%            64%            56%            73%
---------------------------------------------------------------------------------------------
Total return(f)                           17.67%(g)      31.34%         14.46%          6.59%(g)
---------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(G)            2006           2005           2004           2003
Net asset value, beginning of period      $5.41          $4.20          $3.71          $3.26          $2.84
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .05            .06            .03            .04
Net gains (losses) (both realized and
 unrealized)                                .90           1.24            .47            .46            .41
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .94           1.29            .53            .49            .45
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.08)          (.04)          (.04)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.27          $5.41          $4.20          $3.71          $3.26
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.27%(d)       1.31%          1.29%          1.29%          1.36%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .43%(d)       1.05%          1.36%           .33%          1.21%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          61%            64%            56%            73%           186%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          17.48%(f)      31.10%         14.37%         15.20%         16.12%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT

SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement between RiverSource and the subadviser (the "Subadviser") (the "Subadvisory Agreement"), the Subadviser performs portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 38 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadviser: The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadviser and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of the Subadviser's investment process and performance.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  39

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 40 RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE EUROPEAN EQUITY FUND -- 2007 SEMIANNUAL REPORT  41

RIVERSOURCE(R) EUROPEAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6016 H (6/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERNATIONAL OPPORTUNITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE INTERNATIONAL
OPPORTUNITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Investments in Securities...........     13

Financial Statements................     20

Notes to Financial Statements.......     26

Approval of Investment Management
   Services Agreement...............     47

Proxy Voting........................     50

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource International Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.

COUNTRY BREAKDOWN

Percentage of portfolio assets

                                  (PIE CHART)

OTHER(1)          UNITED KINGDOM           JAPAN        FRANCE
--------------    --------------          -------      --------
26.%                    23.3%               19.8%         9.9%

                                            CASH &
GERMANY        SWITZERLAND            CASH EQUIVALENTS(2)
--------      -----------------       ----------------
  8.2%             7.3%                      5.5%



(1) Includes Hong Kong 2.7%, Australia 2.5%, Netherlands 2.4%, Belgium 2.3%, Italy 2.1%, Spain 1.9%, Greece 1.5%, Singapore 1.3%, Canada 1.1%, Sweden 1.1%, Ireland 1.0%, South Africa 1.0%, South Korea 0.8%, Austria 0.7%, China 0.6%, Finland 0.6%, Chile 0.5%, Brazil 0.4%, Russia 0.4%, Indonesia 0.3%, Poland 0.3%, Taiwan 0.3% and Hungary 0.2%.
(2) Of the 5.5%, 5.2% is due to security lending activity and 0.3% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Tesco (United Kingdom)                2.2%
BG Group (United Kingdom)             1.8%
Allianz (Germany)                     1.8%
Total (France)                        1.6%
Roche Holding (Switzerland)           1.5%
GlaxoSmithKline (United Kingdom)      1.4%
Anglo American (United Kingdom)       1.4%
Toyota Motor (Japan)                  1.3%
UniCredito Italiano (Italy)           1.2%
Vodafone Group (United Kingdom)       1.2%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

         RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)


VALUE     BLEND    GROWTH
            X            LARGE
                         MEDIUM
                         SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

THREADNEEDLE INTERNATIONAL LIMITED

                           YEARS IN INDUSTRY
Alex Lyle                            27
Dominic Rossi                        21

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     INIFX          11/15/84
Class B                     IWWGX          03/20/95
Class C                        --          06/26/00
Class I                     ATNIX          03/04/04
Class R2                       --          12/11/06
Class R3                       --          12/11/06
Class R4(1)                 IDIYX          03/20/95
Class R5                       --          12/11/06
Total net assets                        $706.7 million
Number of holdings                              161

(1)  Effective Dec. 11, 2006, Class Y was renamed

     Class R4.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource International Opportunity Fund Class A
  (excluding sales charge)                             +12.15

Morgan Stanley Capital International (MSCI)
  EAFE(R) Index(1) (unmanaged)                         +15.68

Lipper International Large-Cap Core Funds Index(2)     +14.16

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 10 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL(A)
Class A                                            1.48%
Class B                                            2.25%
Class C                                            2.25%
Class I                                            0.99%
Class R2(b)                                        1.78%
Class R3(b)                                        1.53%
Class R4(b)                                        1.28%
Class R5(b)                                        1.03%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that increased the management fee by 0.03%) will not exceed 1.50% for Class A, 2.27% for Class B, 2.27% for Class C, 1.15% for Class I, 1.87% for Class R2, 1.62% for Class R3, 1.30% for Class R4 and 1.12% for Class R5.
(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006.

--------------------------------------------------------------------------------

         RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/15/84)         +12.15%    +13.82%   +19.99%   +12.10%    +5.00%      +9.24%
 Class B (inception 3/20/95)          +11.78%    +13.00%   +19.14%   +11.26%    +4.19%      +5.27%
 Class C (inception 6/26/00)          +11.74%    +12.97%   +19.15%   +11.25%      N/A       +0.20%
 Class I (inception 3/4/04)           +12.52%    +14.44%   +20.76%      N/A       N/A      +18.01%
 Class R2 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +8.20%*
 Class R3 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +8.21%*
 Class R4** (inception 3/20/95)       +12.29%    +14.05%   +20.18%   +12.31%    +5.17%      +6.26%
 Class R5 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +8.42%*
WITH SALES CHARGE
 Class A (inception 11/15/84)          +5.70%     +7.28%   +17.65%   +10.78%    +4.38%      +8.96%
 Class B (inception 3/20/95)           +6.78%     +8.00%   +18.20%   +11.00%    +4.19%      +5.27%
 Class C (inception 6/26/00)          +10.74%    +11.97%   +19.15%   +11.25%      N/A       +0.20%

AT MARCH 31, 2007
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 11/15/84)         +12.86%    +15.36%   +17.35%   +11.55%    +4.56%      +9.14%
 Class B (inception 3/20/95)          +12.51%    +14.56%   +16.44%   +10.69%    +3.75%      +5.07%
 Class C (inception 6/26/00)          +12.47%    +14.41%   +16.42%   +10.66%      N/A       -0.21%
 Class I (inception 3/4/04)           +13.14%    +15.88%   +17.99%      N/A       N/A       +1.00%
 Class R2 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +5.18%*
 Class R3 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +5.18%*
 Class R4** (inception 3/20/95)       +12.99%    +15.58%   +17.52%   +11.78%    +4.73%      +6.06%
 Class R5 (inception 12/11/06)           N/A        N/A       N/A       N/A       N/A       +5.39%*
WITH SALES CHARGE
 Class A (inception 11/15/84)          +6.37%     +8.73%   +15.06%   +10.24%    +3.94%      +8.85%
 Class B (inception 3/20/95)           +7.51%     +9.56%   +15.45%   +10.42%    +3.75%      +5.07%
 Class C (inception 6/26/00)          +11.47%    +13.41%   +16.42%   +10.66%      N/A       -0.21%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource International Opportunity Fund portfolio managers Alex Lyle and Dominic Rossi of Threadneedle International Limited (Threadneedle) discuss the Fund's results and positioning for the six months ended April 30, 2007. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadviser to the Fund.

Q: How did the RiverSource International Opportunity Fund perform for the period?

A: RiverSource International Opportunity Fund gained 12.15% (Class A shares excluding sales charge) for the six months ended April 30, 2007. The Fund underperformed its benchmark index, the Morgan Stanley Capital International EAFE Index (MSCI Index), which returned 15.68% for the period. The Fund also underperformed the Lipper International Large-Cap Core Funds Index, representing the Fund's peer group, which gained 14.16% for the same timeframe.

Q: What factors most significantly affected the Fund's performance?

A: The main area of underperformance was the Fund's positions in key Japanese industries such as banks, retail, homebuilders and chemicals. Stocks in these industries that detracted during the period included: Mitsubishi UFJ Financial Group, retailer Ryohin Keikaku, Misawa Homes Holdings and chemical company Showa Denko. We expect a pickup in the Japanese economy and some recovery in the areas of underperformance.

   Also detracting from the Fund's performance was the Fund's underweight in the utilities sector relative to the MSCI Index. The utilities sector performed well during the period and the Fund's lower exposure didn't fully capitalize on the sector's strong performance.

   Positive contributors to performance included China Merchants Bank, a leader in the rapidly growing Chinese consumer lending sector, which announced strong results during the period. In Europe, the Fund's consumer staples exposure added value, specifically two U.K. based grocery retailers Tesco and Wm Morrison Supermarkets. Lastly, the Fund's large exposure to materials and mining stocks, such as Impala Platinum Holdings in South Africa, contributed positively due to strong demand from developed and developing economies.

--------------------------------------------------------------------------------

         RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   THE MAIN AREA OF UNDERPERFORMANCE WAS THE FUND'S POSITIONS IN KEY JAPANESE INDUSTRIES SUCH AS BANKS, RETAIL, HOMEBUILDERS AND CHEMICALS.


Q: What changes did you make to the Fund during the period?

A: We reduced the Fund's exposure to energy, eliminating the Fund's holdings in oil companies ENI and Royal Dutch, and reducing the Fund's position in BP. We believe integrated oil companies are vulnerable to being squeezed between rising costs and a fairly flat oil price. We also reduced the Fund's bank holdings in the financials sector on a stock-by-stock basis, eliminating HSBC and reducing Swiss operator UBS.

   In Europe we sold some positions for profit from the industrials sector in light of the weaker dollar. As a result, the Fund's overweight in the sector relative to the MSCI Index was slightly reduced. We sold stock in ASSA ABLOY, a Scandinavian lock and security systems supplier, and in U.K. aerospace firm Rolls-Royce Group.

   We added to ALSTOM, the French power generation and transportation manufacturer, as well as to Siemens, the German powerhouse in electrical engineering and electronics. We also added to the consumer goods sector by increasing the Fund's position in Pernod Ricard and Swiss firm Nestle, which announced positive results and is benefiting from food price inflation. Upon stock price weakness, we added to the Fund's positions in U.K. insurer Admiral Group and in Japanese auto holdings Toyota Motor and Honda Motor. Finally, we reduced the Fund's position in Resolution, a U.K. life funds manager, when talk about an acquisition ended.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:
   How do you intend to manage the Fund going forward?

A: We continue to view the outlook for the market in a favorable light and we believe the background for international equities remains positive. Valuations are attractive, corporate results have been encouraging, and we expect recent robust merger and acquisition activity levels to continue.

   WE CONTINUE TO VIEW THE OUTLOOK FOR THE MARKET IN A FAVORABLE LIGHT AND WE BELIEVE THE BACKGROUND FOR INTERNATIONAL EQUITIES REMAINS POSITIVE.

   The Fund has a small overweight in Japan relative to the MSCI Index because we still see strength in Japan's economy, particularly in the retail industry. The Fund also remains overweight in the Far East in Hong Kong and in Australian mining stocks. Materials and mining stocks remain a focus for the Fund due to strong demand in those industries combined with limited new supply. Healthcare is another overweight for the Fund given the aging population and increasing wealth to spend money on health care. Lastly, the largest underweight for the Fund is telecommunications stocks. In our view, the telecommunications sector is suffering from intense competition and over capacity.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

         RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                           NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                  $1,000         $1,121.50         $ 7.21           1.37%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,018.00         $ 6.85           1.37%
 Class B
   Actual(b)                  $1,000         $1,117.80         $11.18           2.13%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,014.23         $10.64           2.13%
 Class C
   Actual(b)                  $1,000         $1,117.40         $11.18           2.13%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,014.23         $10.64           2.13%
 Class I
   Actual(b)                  $1,000         $1,125.20         $ 4.74            .90%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.33         $ 4.51            .90%
 Class R2
   Actual(b)                     N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,016.36         $ 8.50           1.70%
 Class R3
   Actual(b)                     N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,017.65         $ 7.20           1.44%
 Class R4
   Actual(b)                  $1,000         $1,122.90         $ 6.32(d)        1.20%
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,018.84         $ 6.01(d)        1.20%

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  11

                             BEGINNING         ENDING         EXPENSES
                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                           NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class R5
   Actual(b)                     N/A               N/A            N/A             N/A
   Hypothetical
   (5% return before
   expenses)                  $1,000         $1,020.08         $ 4.76            .95%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +12.15% for Class A, +11.78% for Class B, +11.74% for Class C, +12.52% for Class I and +12.29% for Class R4.
(c) The actual values and expenses paid are not presented because Class R2, Class R3 and Class R5 do not have a full six months of history. The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006.
(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds) before giving effect to any performance incentive adjustment, will not exceed 1.30% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.2%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (2.6%)
CAPITAL MARKETS (0.5%)
Macquarie Bank                                       53,304              $3,819,405
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Brambles                                            256,252(b)            2,795,190
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
QBE Insurance Group                                 163,377               4,142,862
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
BHP Billiton                                        117,341               2,864,631
Newcrest Mining                                      92,750               1,790,387
Rio Tinto                                            39,165               2,674,553
                                                                    ---------------
Total                                                                     7,329,571
-----------------------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          59,727               4,781,809
-----------------------------------------------------------------------------------

BELGIUM (2.4%)
BEVERAGES (1.1%)
InBev                                                95,486(e)            7,442,549
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Umicore                                              17,588(e)            3,541,734
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Colruyt                                              25,138               5,924,722
-----------------------------------------------------------------------------------

BRAZIL (0.5%)
AIRLINES
GOL Linhas Aereas Inteligentes ADR                  111,834               3,189,506
-----------------------------------------------------------------------------------

CANADA (1.2%)
OIL, GAS & CONSUMABLE FUELS (0.7%)
Canadian Natural Resources                           34,000               2,025,910
EnCana                                               57,000               2,983,513
                                                                    ---------------
Total                                                                     5,009,423
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

ROAD & RAIL (0.5%)
Canadian Pacific Railway                             52,000              $3,292,864
-----------------------------------------------------------------------------------

CHILE (0.6%)
COMMERCIAL BANKS
Banco Santander Chile ADR                            80,432               3,973,341
-----------------------------------------------------------------------------------

CHINA (0.6%)
COMMERCIAL BANKS
China Merchants Bank Series H                     1,750,500(b)            4,260,122
-----------------------------------------------------------------------------------

FINLAND (0.6%)
INSURANCE
Sampo Series A                                      145,197               4,523,066
-----------------------------------------------------------------------------------

FRANCE (10.3%)
BEVERAGES (0.8%)
Pernod Ricard                                        25,713               5,474,637
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
BNP Paribas                                          40,826               4,735,733
Societe Generale                                     39,733               8,419,458
                                                                    ---------------
Total                                                                    13,155,191
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
VINCI                                                34,012               5,470,346
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
ALSTOM                                               34,753(b)            5,166,778
Schneider Electric                                   35,087(e)            4,948,176
                                                                    ---------------
Total                                                                    10,114,954
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                         55,115               6,642,886
-----------------------------------------------------------------------------------

INSURANCE (1.8%)
AXA                                                 155,274               7,128,423
Euler Hermes                                         34,309               5,268,341
                                                                    ---------------
Total                                                                    12,396,764
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

MACHINERY (0.6%)
Vallourec                                            15,098              $4,111,480
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Neopost                                              29,313               4,247,763
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Total                                               156,148              11,509,694
-----------------------------------------------------------------------------------

GERMANY (7.9%)
AEROSPACE & DEFENSE (0.5%)
MTU Aero Engines Holding                             65,857               3,824,226
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Continental                                          40,435(e)            5,627,786
-----------------------------------------------------------------------------------

CHEMICALS (0.7%)
Bayer                                                72,056(e)            4,956,333
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Deutsche Postbank                                    45,727               4,466,180
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Wincor Nixdorf                                       59,872               5,812,702
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Carl Zeiss Meditec                                  135,094               3,301,525
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co                          30,743               4,605,271
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                                              41,833               5,049,085
-----------------------------------------------------------------------------------

INSURANCE (1.9%)
Allianz                                              58,949              13,408,670
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
MAN                                                  38,157               5,082,005
-----------------------------------------------------------------------------------

GREECE (1.5%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                               153,518               6,387,477
Piraeus Bank                                        125,209               4,536,827
                                                                    ---------------
Total                                                                    10,924,304
-----------------------------------------------------------------------------------

HONG KONG (2.8%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                   226,000               1,387,151
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

DISTRIBUTORS (0.5%)
Li & Fung                                         1,093,600              $3,397,631
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Cheung Kong Holdings                                170,000               2,202,442
China Overseas Land & Investment                  4,146,000               5,028,789
                                                                    ---------------
Total                                                                     7,231,231
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Esprit Holdings                                     390,000               4,726,833
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
China Mobile                                        340,500               3,066,976
-----------------------------------------------------------------------------------

HUNGARY (0.2%)
PHARMACEUTICALS
Richter Gedeon ADR                                    5,760(d,g)          1,190,910
-----------------------------------------------------------------------------------

INDONESIA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                          2,205,000               2,524,588
-----------------------------------------------------------------------------------

IRELAND (1.0%)
COMMERCIAL BANKS (0.3%)
Anglo Irish Bank                                     86,284               1,938,185
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
CRH                                                 113,930               4,992,923
-----------------------------------------------------------------------------------

ITALY (2.1%)
COMMERCIAL BANKS (1.2%)
UniCredito Italiano                                 869,373               8,931,249
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Saipem                                              199,477               6,242,349
-----------------------------------------------------------------------------------

JAPAN (20.7%)
AUTO COMPONENTS (0.4%)
Keihin                                              120,700               2,586,440
-----------------------------------------------------------------------------------

AUTOMOBILES (2.1%)
Honda Motor                                         111,400               3,826,005
Nissan Motor                                        114,500               1,151,641
Toyota Motor                                        157,500               9,565,990
                                                                    ---------------
Total                                                                    14,543,636
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

BUILDING PRODUCTS (0.6%)
Asahi Glass                                         333,000              $4,479,237
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Marusan Securities                                  145,900               1,835,663
Nomura Holdings                                      89,800               1,716,114
Tokai Tokyo Securities                              317,000               1,700,494
                                                                    ---------------
Total                                                                     5,252,271
-----------------------------------------------------------------------------------

CHEMICALS (1.2%)
Showa Denko                                       1,057,000               3,462,484
Sumitomo Chemical                                   480,000               3,170,154
UBE Inds                                            580,000               1,839,304
                                                                    ---------------
Total                                                                     8,471,942
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Mitsubishi UFJ Financial Group                          708               7,364,374
Mitsui Trust Holdings                               289,000               2,610,848
Sumitomo Mitsui Financial Group                         647               5,652,002
                                                                    ---------------
Total                                                                    15,627,224
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Okumura                                             325,000               1,811,498
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Citizen Holdings                                     94,900                 847,115
Kyocera                                              29,800               2,896,120
Murata Mfg                                           24,400               1,798,064
Nidec                                                54,000               3,406,637
Yokogawa Electric                                   132,600               1,954,905
                                                                    ---------------
Total                                                                    10,902,841
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.2%)
Daito Trust Construction                             46,500               2,135,951
GOLDCREST                                            58,380               2,902,612
Haseko                                              728,500(b)            2,412,429
Misawa Homes Holdings                                78,300(b)            1,373,000
Sekisui Chemical                                    444,000               3,444,825
Sharp                                               177,000               3,248,038
                                                                    ---------------
Total                                                                    15,516,855
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
T&D Holdings                                         59,500               3,768,074
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

INTERNET SOFTWARE & SERVICES (0.3%)
eAccess                                               2,877(e)           $1,782,908
-----------------------------------------------------------------------------------

MACHINERY (1.0%)
AMADA                                               269,000               3,003,627
SMC                                                  30,400               3,886,103
                                                                    ---------------
Total                                                                     6,889,730
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
Kobe Steel                                          607,000               2,140,317
Mitsui Mining & Smelting                            526,000               2,536,829
Pacific Metals                                      126,000               2,005,984
Tokyo Steel Mfg                                     122,700               1,780,539
                                                                    ---------------
Total                                                                     8,463,669
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Daimaru                                             147,000               1,745,552
Mitsukoshi                                          701,000(e)            3,357,433
Ryohin Keikaku                                       49,200               2,739,607
                                                                    ---------------
Total                                                                     7,842,592
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.2%)
Canon                                               106,000               5,946,810
Ricoh                                               116,000               2,545,889
                                                                    ---------------
Total                                                                     8,492,699
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Nippon Mining Holdings                              399,000               3,204,244
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Shionogi & Co                                        97,000               1,890,253
Takeda Pharmaceutical                                91,700               5,944,428
                                                                    ---------------
Total                                                                     7,834,681
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Mitsui Fudosan                                       66,000               1,926,432
Sumitomo Real Estate Sales                           26,150               2,063,475
TOC                                                 164,450               1,478,875
                                                                    ---------------
Total                                                                     5,468,782
-----------------------------------------------------------------------------------

SOFTWARE (0.5%)
Nintendo                                             10,900               3,404,722
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
ONWARD Kashiyama                                     78,000               1,041,563
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Mitsubishi                                          186,500              $3,975,328
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                128,000               2,259,227
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
NTT DoCoMo                                            1,602               2,726,577
-----------------------------------------------------------------------------------

NETHERLANDS (2.5%)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Randstad Holding                                     45,544               3,560,143
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Royal Numico                                         81,242               4,476,441
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Arcelor Mittal                                       87,582               4,676,085
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
ASML Holding                                        174,620(b)            4,743,165
-----------------------------------------------------------------------------------

PORTUGAL (0.4%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                     87,426               2,502,143
-----------------------------------------------------------------------------------

RUSSIA (0.4%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                          73,793               2,885,949
-----------------------------------------------------------------------------------

SINGAPORE (1.4%)
COMMERCIAL BANKS (0.4%)
DBS Group Holdings                                  195,000               2,705,945
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.6%)
Keppel                                              278,000               3,885,896
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                   303,400               3,177,460
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.0%)
MEDIA (0.6%)
Naspers Series N                                    168,523               4,231,448
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Impala Platinum Holdings                             97,352               3,141,285
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOUTH KOREA (0.9%)
COMMERCIAL BANKS (0.6%)
Shinhan Financial Group                              75,570              $4,258,406
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Samsung Electronics                                   3,260               1,995,612
-----------------------------------------------------------------------------------

SPAIN (2.0%)
COMMERCIAL BANKS (1.0%)
Banco Bilbao Vizcaya Argentaria                     303,763               7,262,332
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Inditex                                             114,889               7,067,087
-----------------------------------------------------------------------------------

SWEDEN (1.2%)
BUILDING PRODUCTS (0.5%)
ASSA ABLOY Cl B                                     149,600(e)            3,347,864
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Skandinaviska Enskilda Banken                       137,600               5,040,074
-----------------------------------------------------------------------------------

SWITZERLAND (7.7%)
CAPITAL MARKETS (1.5%)
Credit Suisse Group                                  90,252               7,083,522
UBS                                                  59,409               3,861,086
                                                                    ---------------
Total                                                                    10,944,608
-----------------------------------------------------------------------------------

CHEMICALS (2.2%)
Lonza Group                                          46,636               4,557,709
Sika                                                  2,616               5,084,354
Syngenta                                             24,476(b)            4,862,380
                                                                    ---------------
Total                                                                    14,504,443
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Nestle                                               20,989(e)            8,309,226
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Nobel Biocare Holding                                16,613               5,981,599
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Novartis                                             54,668               3,176,108
Roche Holding                                        59,732              11,248,427
                                                                    ---------------
Total                                                                    14,424,535
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TAIWAN (0.4%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg                          1,272,650              $2,588,886
-----------------------------------------------------------------------------------

UNITED KINGDOM (24.3%)
AEROSPACE & DEFENSE (1.7%)
BAE Systems                                         458,450               4,155,653
Cobham                                              919,278               3,809,059
Rolls-Royce Group                                   427,290(b)            4,070,187
Rolls-Royce Group Cl B                           42,268,385                  84,520
                                                                    ---------------
Total                                                                    12,119,419
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
Barclays                                            583,929               8,429,678
Standard Chartered                                  279,812               8,648,019
                                                                    ---------------
Total                                                                    17,077,697
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Serco Group                                         509,213               4,996,300
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.0%)
Hanson                                              400,548               6,817,431
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.5%)
Tesco                                             1,743,051              16,027,983
Wm Morrison Supermarkets                          1,375,606               8,390,283
                                                                    ---------------
Total                                                                    24,418,266
-----------------------------------------------------------------------------------

INSURANCE (1.9%)
Admiral Group                                       308,747               6,532,226
Resolution                                          252,288               3,247,482
Royal & SunAlliance Insurance Group               1,103,248               3,637,888
                                                                    ---------------
Total                                                                    13,417,596
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Home Retail Group                                   253,964               2,305,211
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Anglo American                                      199,358              10,497,856
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                               404,327               5,963,868
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

OIL, GAS & CONSUMABLE FUELS (3.0%)
BG Group                                            940,359             $13,550,014
BP                                                  504,102               5,655,099
Tullow Oil                                          278,111               2,019,547
                                                                    ---------------
Total                                                                    21,224,660
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.4%)
GlaxoSmithKline                                     369,738              10,664,022
Shire                                               260,235               6,031,901
                                                                    ---------------
Total                                                                    16,695,923
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
FirstGroup                                          187,805               2,465,814
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Carphone Warehouse Group                            620,351               3,716,175
-----------------------------------------------------------------------------------

TOBACCO (1.8%)
British American Tobacco                            158,663               4,910,507
Imperial Tobacco Group                              176,957               7,712,746
                                                                    ---------------
Total                                                                    12,623,253
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
SIG                                                 231,317               5,868,761
Wolseley                                            143,133               3,443,401
                                                                    ---------------
Total                                                                     9,312,162
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Vodafone Group                                    3,062,763               8,713,080
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $551,923,637)                                                   $694,260,075
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.7%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                               2,945              $4,932,256
-----------------------------------------------------------------------------------

HONG KONG
China Overseas Land & Investment Warrants           366,000(b,g)            235,821
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $4,577,593)                                                       $5,168,077
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  17

MONEY MARKET FUND (5.8%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 40,841,806(h)          $40,841,806
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $40,841,806)                                                     $40,841,806
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $597,343,036)(i)                                                $740,269,958
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $1,190,910 or 0.2% of net assets.

(e) At April 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.4% of net assets. See Note 5 to the financial statements. 0.4% of net assets is the Fund's cash equivalent position.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                   ACQUISITION
SECURITY                                              DATES               COST
---------------------------------------------------------------------------------
China Overseas Land & Investment Warrants           06-29-06                  $--
Richter Gedeon ADR*                                 04-20-06            1,229,778

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(i) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $597,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $150,050,000
Unrealized depreciation                                             (7,123,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $142,927,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $556,501,230)         $ 699,428,152
   Affiliated money market fund (identified cost
   $40,841,806) (Note 7)                                           40,841,806
-----------------------------------------------------------------------------
Total investments in securities (identified cost
   $597,343,036)                                                  740,269,958
Cash in bank on demand deposit                                         45,000
Foreign currency holdings (identified cost $1,691,340) (Note
   1)                                                               1,698,742
Capital shares receivable                                             170,902
Dividends and accrued interest receivable                           3,312,093
Receivable for investment securities sold                           3,241,067
-----------------------------------------------------------------------------
Total assets                                                      748,737,762
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                141,580
Payable for investment securities purchased                         3,259,549
Payable upon return of securities loaned (Note 5)                  38,444,400
Unrealized depreciation on foreign currency contracts held,
   at value (Note 6)                                                      225
Accrued investment management services fee                             45,429
Accrued distribution fee                                               17,387
Accrued transfer agency fee                                             6,528
Accrued administrative services fee                                     4,594
Accrued plan administration services fee                                   16
Other accrued expenses                                                140,566
-----------------------------------------------------------------------------
Total liabilities                                                  42,060,274
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $ 706,677,488
=============================================================================

--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $     669,307
Additional paid-in capital                                        843,499,247
Excess of distributions over net investment income                    (31,391)
Accumulated net realized gain (loss) (Note 9)                    (280,464,263)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 6)                                            143,004,588
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $ 706,677,488
=============================================================================

Net assets applicable to outstanding shares:
                                              Class A                        $ 494,919,341
                                              Class B                        $  82,624,795
                                              Class C                        $   3,641,284
                                              Class I                        $ 124,699,677
                                              Class R2                       $       5,320
                                              Class R3                       $       5,324
                                              Class R4                       $     776,413
                                              Class R5                       $       5,334
Net asset value per share of outstanding
   capital stock:
                                              Class A shares   46,805,013    $       10.57
                                              Class B shares    8,006,635    $       10.32
                                              Class C shares      356,564    $       10.21
                                              Class I shares   11,688,842    $       10.67
                                              Class R2 shares         496    $       10.73
                                              Class R3 shares         496    $       10.73
                                              Class R4 shares      72,126    $       10.76
                                              Class R5 shares         496    $       10.75
------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                  $  36,357,572
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 7,191,735
Interest                                                             25,351
Income distributions from affiliated money market fund (Note
   7)                                                               179,583
Fee income from securities lending (Note 5)                         103,606
   Less foreign taxes withheld                                     (750,210)
---------------------------------------------------------------------------
Total income                                                      6,750,065
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                2,488,256
Distribution fee
   Class A                                                          596,511
   Class B                                                          399,333
   Class C                                                           17,398
   Class R2                                                              10
   Class R3                                                               5
Transfer agency fee
   Class A                                                          529,381
   Class B                                                           94,227
   Class C                                                            4,001
   Class R2                                                               1
   Class R3                                                               1
   Class R4                                                             349
   Class R5                                                               1
Service fee -- Class R4                                                  94
Administrative services fees and expenses                           265,728
Plan administration services fee
   Class R2                                                               5
   Class R3                                                               5
   Class R4                                                             826
Compensation of board members                                         6,384
Custodian fees                                                      135,200
Printing and postage                                                 60,070
Registration fees                                                    38,720
Professional fees                                                    21,878
Other                                                                13,993
---------------------------------------------------------------------------
Total expenses                                                    4,672,377
   Earnings and bank fee credits on cash balances (Note 2)          (20,264)
---------------------------------------------------------------------------
Total net expenses                                                4,652,113
---------------------------------------------------------------------------
Investment income (loss) -- net                                   2,097,952
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $58,481,621
   Foreign currency transactions                                     21,276
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          58,502,897
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    17,708,581
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            76,211,478
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $78,309,430
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                        APRIL 30, 2007     OCT. 31, 2006
                                                       SIX MONTHS ENDED     YEAR ENDED
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  2,097,952      $   4,140,849
Net realized gain (loss) on investments                    58,502,897         85,461,763
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       17,708,581         46,352,869
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              78,309,430        135,955,481
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (5,791,948)        (4,837,423)
      Class B                                                (328,652)          (321,933)
      Class C                                                 (20,000)           (17,478)
      Class I                                              (1,860,368)          (964,636)
      Class R2                                                    (82)               N/A
      Class R3                                                    (82)               N/A
      Class R4                                                (12,305)                --
      Class R5                                                    (83)               N/A
----------------------------------------------------------------------------------------
Total distributions                                        (8,013,520)        (6,141,470)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

                                                        APRIL 30, 2007     OCT. 31, 2006
                                                       SIX MONTHS ENDED     YEAR ENDED
                                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               $ 30,725,027      $  62,503,828
   Class B shares                                           6,899,334         13,431,236
   Class C shares                                             357,228          1,010,265
   Class I shares                                          10,945,969         54,894,296
   Class R2 shares                                              5,000                N/A
   Class R3 shares                                              5,000                N/A
   Class R4 shares                                            144,183            436,918
   Class R5 shares                                              5,000                N/A
Reinvestment of distributions at net asset value
   Class A shares                                           5,680,806          4,744,097
   Class B shares                                             322,994            316,796
   Class C shares                                              19,664             17,010
   Class I shares                                           1,860,120            964,430
   Class R4 shares                                             12,305                 --
Payments for redemptions
   Class A shares                                         (55,253,900)      (106,963,300)
   Class B shares (Note 2)                                (10,269,118)       (35,891,710)
   Class C shares (Note 2)                                   (456,660)        (1,066,346)
   Class I shares                                          (4,816,750)       (15,662,555)
   Class R4 shares                                           (284,992)           (94,180)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (14,098,790)       (21,359,215)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    56,197,120        108,454,796
Net assets at beginning of period                         650,480,368        542,025,572
----------------------------------------------------------------------------------------
Net assets at end of period                              $706,677,488      $ 650,480,368
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                     $    (31,391)     $   5,884,177
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At April 30, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2007 was $1,426,731 representing 0.20% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  27

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  29

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

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 30 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $138,029 for the six months ended April 30, 2007.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $3,639 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for the market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  31

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

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 32 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $295,191 for Class A, $20,466 for Class B and $400 for Class C for the six months ended April 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.27% for Class B, 2.27% for Class C, 1.15% for Class I, 1.87% for Class R2, 1.62% for Class R3, 1.30% for Class R4, and 1.12% for Class R5 of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $20,264 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $307,312,250 and $322,199,746, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  33

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2007
                         CLASS A      CLASS B      CLASS C     CLASS I     CLASS R2*
-------------------------------------------------------------------------------------
Sold                     3,069,309     705,225      36,711     1,074,830        496
Issued for reinvested
 distributions             574,979      33,436       2,057       186,947         --
Redeemed                (5,501,734)  (1,045,163)   (46,815)     (465,269)        --
-------------------------------------------------------------------------------------
Net increase
 (decrease)             (1,857,446)   (306,502)     (8,047)      796,508        496
-------------------------------------------------------------------------------------

                        CLASS R3*    CLASS R4**   CLASS R5*
-------------------------------------------------------------------------------------
Sold                           496      14,228         496
Issued for reinvested
 distributions                  --       1,225          --
Redeemed                        --     (27,123)         --
-------------------------------------------------------------------------------------
Net increase
 (decrease)                    496     (11,670)        496
-------------------------------------------------------------------------------------

                                          YEAR ENDED OCT. 31, 2006
                         CLASS A      CLASS B      CLASS C     CLASS I     CLASS R4**
-------------------------------------------------------------------------------------
Sold                     7,130,650   1,576,833     119,934     6,030,841     46,827
Issued for reinvested
 distributions             584,969      39,949       2,164       118,190         --
Redeemed               (12,256,382)  (4,233,189)  (126,136)   (1,709,388)   (10,605)
-------------------------------------------------------------------------------------
Net increase
 (decrease)             (4,540,763)  (2,616,407)    (4,038)    4,439,643     36,222
-------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to April 30, 2007. ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

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 34 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2007, securities valued at $36,357,572 were on loan to brokers. For collateral, the Fund received $38,444,400 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $103,606 for the six months ended April 30, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has a forward foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

                          CURRENCY TO          CURRENCY TO           UNREALIZED      UNREALIZED
EXCHANGE DATE            BE DELIVERED          BE RECEIVED          APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------
May 2, 2007                  5,485,980                   600,000         $--            $225
                         Swedish Krona    European Monetary Unit
------------------------------------------------------------------------------------------------

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  35

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $338,762,980 at Oct. 31, 2006, that if not offset by capital gains will expire as follows:

    2009          2010          2011
$241,268,010   $59,231,998   $38,262,972

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

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 36 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  37

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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 38 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,            2007(H)           2006           2005           2004           2003
Net asset value, beginning of period      $9.54          $7.66          $6.58          $5.88          $4.97
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03            .06            .05            .03            .03
Net gains (losses) (both realized and
 unrealized)                               1.12           1.91           1.06            .71            .90
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.15           1.97           1.11            .74            .93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.12)          (.09)          (.03)          (.04)          (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.57          $9.54          $7.66          $6.58          $5.88
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $495           $464           $408           $347           $276
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.37%(d)       1.48%          1.52%(e)       1.54%          1.65%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .63%(d)        .76%           .75%           .45%           .59%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%            79%            93%            98%           147%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.15%(g)      25.98%         16.90%         12.54%         18.79%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.53% for the year ended Oct. 31, 2005.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.27          $7.44          $6.42          $5.75          $4.88
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --             --             --           (.02)           .02
Net gains (losses) (both realized and
 unrealized)                               1.09           1.86           1.02            .69            .85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.09           1.86           1.02            .67            .87
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.32          $9.27          $7.44          $6.42          $5.75
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $83            $77            $81            $74            $76
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.13%(d)       2.25%          2.29%(e)       2.31%(e)       2.43%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.14%)(d)       .01%           .01%          (.29%)         (.16%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%            79%            93%            98%           147%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          11.78%(g)      25.07%         15.89%         11.65%         17.83%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.30% and 2.32% for the years ended Oct. 31, 2005 and 2004, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

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 40 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.19          $7.40          $6.38          $5.72          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --             --             --           (.02)           .02
Net gains (losses) (both realized and
 unrealized)                               1.08           1.84           1.02            .68            .85
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.08           1.84           1.02            .66            .87
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.05)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.21          $9.19          $7.40          $6.38          $5.72
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4             $3             $3             $2             $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.13%(d)       2.25%          2.28%(e)       2.30%          2.43%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.12%)(d)      (.01%)          .02%          (.26%)         (.17%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%            79%            93%            98%           147%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          11.74%(g)      24.93%         16.03%         11.62%         17.94%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.30% for the year ended Oct. 31, 2005.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

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        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005        2004(B)
Net asset value, beginning of period      $9.64          $7.75          $6.65          $6.60
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .11            .09            .04
Net gains (losses) (both realized and
 unrealized)                               1.14           1.92           1.07            .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.20           2.03           1.16            .05
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)          (.14)          (.06)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.67          $9.64          $7.75          $6.65
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $125           $105            $50            $22
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .90%(e)        .99%           .91%           .87%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.14%(e)       1.22%          1.36%          1.12%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%            79%            93%            98%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.52%(g)      26.50%         17.58%           .76%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period     $10.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02
Net gains (losses) (both realized and
 unrealized)                                .80
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .82
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.70%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .50%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.20%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  43

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period     $10.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03
Net gains (losses) (both realized and
 unrealized)                                .79
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .82
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.44%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .75%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.21%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(G)            2006           2005           2004           2003
Net asset value, beginning of period      $9.72          $7.70          $6.62          $5.91          $4.99
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03            .09            .05            .04            .03
Net gains (losses) (both realized and
 unrealized)                               1.15           1.93           1.07            .71            .92
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.18           2.02           1.12            .75            .95
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)            --           (.04)          (.04)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.76          $9.72          $7.70          $6.62          $5.91
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1            $--            $31            $30
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.20%(d)       1.29%          1.33%          1.36%          1.45%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .77%(d)       1.02%          1.04%           .61%          1.07%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%            79%            93%            98%           147%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          12.29%(f)      26.23%         16.92%         12.79%         19.14%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.
(f)  Not annualized.
(g)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  45

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(B)
Net asset value, beginning of period     $10.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05
Net gains (losses) (both realized and
 unrealized)                                .79
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .84
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.75
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .95%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.25%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          46%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           8.42%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to April 30, 2007 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement between RiverSource and the subadviser (the "Subadviser") (the "Subadvisory Agreement"), the Subadviser performs portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadviser: The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  47

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadviser and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of the Subadviser's investment process and performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 48 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT  49

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 50 RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) INTERNATIONAL OPPORTUNITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6340 Y (6/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 26, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 26, 2007